UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	/ /
Post-Effective Amendment No.	/ /

(Check appropriate box or boxes)

DELAWARE GROUP INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.
Taylor Brody, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103-7018
(215) 564-8099
(215) 564-8071

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A, Class R6 and Institutional Class shares of beneficial interest, no par value, of Delaware Floating Rate Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on July 28, 2021 pursuant to Rule 488 under the Securities Act of 1933.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Prospectus/Information Statement
4.	Part B – Statement of Additional Information
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

This Registration Statement on Form N-14 contains one common Prospectus/Information Statement and one common Statement of Additional Information that will be filed by three registrants. The Part C contained in this Post-Effective Amendment relates only to Delaware Group Income Funds. A separate Registration Statement on Form N-14 which includes the common Prospectus/Information Statement, the common Statement of Additional Information and its own Part C, is also being filed for Delaware Group Government Fund and Delaware Group Limited-Term Government Funds.

DELAWARE STRATEGIC INCOME II FUND
DELAWARE FLOATING RATE II FUND
DELAWARE LIMITED DURATION BOND FUND
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Prospectus/Information Statement is being provided to inform you that each of Delaware Strategic Income II Fund, Delaware Floating Rate II Fund, and Delaware Limited Duration Bond Fund (each, an Acquired Fund and together, the Acquired Funds) will each be reorganized with and into other funds (each, an Acquiring Fund and together, the Acquiring Funds), as follows (each, a Reorganization and together, the Reorganizations), on or about Sept. 17, 2021 (Reorganization Date):
Acquired Funds	Acquiring Funds
Delaware Strategic Income II Fund, a series of Delaware Group® Equity Funds IV	Delaware Strategic Income Fund, a series of Delaware Group Government Fund
Delaware Floating Rate II Fund, a series of Delaware Group Equity Funds IV	Delaware Floating Rate Fund, a series of Delaware Group Income Funds
Delaware Limited Duration Bond Fund, a series of Delaware Group Equity Funds IV	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds

The Prospectus/Information Statement discusses the Reorganizations and provides you with information that you should consider.  The Board of Trustees of Delaware Group Equity Funds IV (Acquired Trust) approved the Reorganizations and concluded that each Reorganization is in the best interests of each Acquired Fund and its shareholders.

Please review the information in the Prospectus/Information Statement. You do not need to take any action regarding your account because no shareholder vote is required.  On the Reorganization Date, your shares of the Acquired Fund(s) will be converted automatically at net asset value into shares of the corresponding class of the related Acquiring Fund.

The investment objectives, strategies, and risks of each Acquired Fund are similar, but also differ in certain respects, from those of the related Acquiring Fund. The enclosed Prospectus/Information Statement provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund(s) is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the relevant Reorganization (or shares of the Acquiring Fund received as part of the Reorganization). No contingent deferred sales charge will be assessed in connection with any redemption of your shares of an Acquired Fund prior to the Reorganization.

If you have any questions, please call 800 523-1918.
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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

THE REORGANIZATIONS	3
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS	3
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?	3
INFORMATION ABOUT THE FUNDS	21
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?	21
How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?	25
What are the general tax consequences of the Reorganizations?	27
Who manages the Funds?	27
How do the performance records of the Funds compare?	29
Where can I find more financial information about the Funds?	36
What are other key features of the Funds?	36
REASONS FOR THE REORGANIZATIONS	55
INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN	56
How will the Reorganizations be carried out?	56
Who will pay the expenses of the Reorganization?	57
What are the tax consequences of each Reorganization?	57
What should I know about shares of the Acquired Fund and Acquiring Fund?	60
What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?	62
Do the Trustees and Officers own shares of the Funds?	65
Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?	65
MORE INFORMATION ABOUT THE FUNDS	74
EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	76

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DELAWARE STRATEGIC INCOME II FUND
DELAWARE FLOATING RATE II FUND
DELAWARE LIMITED DURATION BOND FUND
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

PROSPECTUS/INFORMATION STATEMENT

Dated [Aug. 2], 2021

Acquisition of the Assets of:
DELAWARE STRATEGIC INCOME II FUND (a series of Delaware Group® Equity Funds IV)
By and in exchange for shares of:
DELAWARE STRATEGIC INCOME FUND (a series of Delaware Group Government Fund)

Acquisition of the Assets of:
DELAWARE FLOATING RATE II FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE FLOATING RATE FUND (a series of Delaware Group Income Funds)

Acquisition of the Assets of:
DELAWARE LIMITED DURATION BOND FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND (a series of Delaware Group Limited-Term Government Funds)

This Prospectus/Information Statement is being furnished to shareholders of Delaware Strategic Income II Fund, Delaware Floating Rate II Fund, and Delaware Limited Duration Bond Fund (each, an Acquired Fund and together, the Acquired Funds). Each Acquired Fund is a series of Delaware Group Equity Funds IV (Acquired Trust) Each of the Acquired Funds will be reorganized into its corresponding Delaware Funds by Macquarie fund as indicated below (each an Acquiring Fund and together the Acquiring Funds), on or about Sept. 17, 2021 (Reorganization Date):

Acquired Funds	Acquiring Funds
Delaware Strategic Income II Fund, a series of Delaware Group Equity Funds IV	Delaware Strategic Income Fund, a series of Delaware Group Government Fund
Delaware Floating Rate II Fund, a series of Delaware Group Equity Funds IV	Delaware Floating Rate Fund, a series of Delaware Group Income Funds
Delaware Limited Duration Bond Fund, a series of Delaware Group Equity Funds IV	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds

Delaware Group Government Fund, Delaware Group Income Funds, and Delaware Group Limited-Term Government Funds are each referred to individually as the “Acquiring Trust” and together as the “Acquiring Trusts.” The Acquired Funds and Acquiring Funds together are referred to as the “Funds.”

Pursuant to an Agreement and Plan of Reorganization (the Plan): (i) all of the property, assets, and goodwill (Assets) of each Acquired Fund will be acquired by the corresponding Acquiring Fund, and (ii) each Acquiring Trust, on behalf of the corresponding Acquiring Fund, will assume the liabilities of  the Acquired Fund, in exchange for shares of the Acquiring Fund. According to the Plan, each Acquired Fund will be liquidated and dissolved following the Reorganization. The Boards of Trustees of the Acquired Trust and the Acquiring Trusts (each, a Board and together, the Boards) have approved the Plan and each Reorganization.  Shareholders of the Acquired Funds are not required to and are not being asked to approve the Plan or the Reorganizations. Pursuant to the Plan, holders of Class A, Class R6, and Institutional Class shares of each Acquired Fund will receive the equivalent aggregate net asset value of Class A, Class R6, and Institutional Class shares, respectively, of the Acquiring Fund.
Each Fund is a diversified series of its respective trust. Delaware Management Company (DMC or the Manager), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) serves as the primary investment advisor for the Funds.

This Prospectus/Information Statement sets forth the information that you should know about the Reorganizations. You should retain this Prospectus/Information Statement for future reference.  A Statement of Additional Information dated [Aug. 2], 2021 (the Statement of Additional Information), relating to this Prospectus/Information Statement, contains additional information about the Acquiring Funds and the Reorganizations, and has been filed with the U.S. Securities and Exchange Commission (the SEC) and is incorporated herein by reference.

The prospectuses of the Acquiring Funds (the Acquiring Fund Prospectuses) are intended to provide you with information about each Acquiring Fund.  The prospectuses of the Acquired Funds (the Acquired Fund Prospectus) provide additional information about the Acquired Funds and are incorporated herein by reference. Relevant information about the Acquired Fund Prospectus and Acquiring Fund Prospectuses are as follows:

Acquired Fund Prospectuses	Acquiring Fund Prospectuses
Delaware Strategic Income II Fund – dated Jan. 28, 2021 (1933 Act File No. 033-00442)	Delaware Strategic Income Fund – dated Nov. 27, 2020 (1933 Act File No. 002-97889)
Delaware Floating Rate II Fund – dated Jan. 28, 2021 (1933 Act File No. 033-00442)	Delaware Floating Rate Fund – dated Nov. 27, 2020, as amended and restated July 9, 2021 (1933 Act File No. 002-37707)
Delaware Limited Duration Bond Fund – dated Jan. 28, 2021 (1933 Act File No. 033-00442)	Delaware Limited-Term Diversified Income Fund – dated April 30, 2021 (1933 Act File No. 002-75526)

You can request a free copy of any of the Funds’ Prospectuses, Statements of Additional Information (SAIs), Annual Reports, or Semiannual Reports by calling 800 523-1918 or by writing to the Funds c/o Delaware Funds by Macquarie, P.O. Box 9876, Providence, RI 02940-8076 (regular mail) or c/o Delaware Funds® by Macquarie Service Center, 4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service).

Additional information about each Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement.  Any representation to the contrary is a criminal offense.

THE REORGANIZATIONS
At a meeting held on May 26-27, 2021, the Boards, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940 (the 1940 Act)) (the Independent Trustees), on behalf of each of the Funds, considered the proposal to reorganize each Acquired Fund with and into the corresponding Acquiring Fund, and approved the Plan.

The Reorganizations will result in your Acquired Fund shares being exchanged for Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund(s). In particular, shareholders of Class A, Class R6, and Institutional Class shares of each Acquired Fund will receive the equivalent aggregate net asset value of Class A, Class R6, and Institutional Class shares, respectively, of the Acquiring Fund. This means that you will cease to be an Acquired Fund shareholder and will become an Acquiring Fund shareholder. This exchange will occur on a date agreed upon by the parties to the Plan (Reorganization Date), which is currently anticipated to occur on or around the Reorganization Date. Class A shareholders of the Acquired Funds, as applicable, will not be assessed sales charges, including any limited contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Funds. As applicable, subsequent purchases of Class A shares of an Acquiring Fund will, however, be subject to applicable sales charges.

For the reasons set forth below under “Reasons for the Reorganization,” the Boards have determined that each Reorganization is in the best interests of each Acquired Fund and its corresponding Acquiring Fund.  The Boards have also concluded that the interests of the existing shares of each Acquired Fund and the existing shares of each Acquiring Fund will not be diluted as a result of the Reorganizations.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISKS, AND INVESTMENT RESTRICTIONS
How do the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Funds compare against those of the Acquiring Funds?
This section will help you compare the investment objectives, principal strategies, principal risks, and fundamental investment restrictions of the Acquired Funds and the Acquiring Funds. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of an Acquiring Fund’s investment objectives, strategies, and risks, you should read the Acquiring Fund Prospectus.

REORGANIZATION OF DELAWARE STRATEGIC INCOME II FUND INTO DELAWARE STRATEGIC INCOME FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Strategic Income II Fund (Acquired Fund)	Delaware Strategic Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Strategic Income II Fund seeks a high level of current income.	What is the Fund’s investment objective? Delaware Strategic Income Fund seeks high current income and, secondarily, long-term total return.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Under normal circumstances, the Manager will invest at least 80% of each Fund’s respective net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. The 80% policy of each Fund is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

For each Fund, the Manager allocates investment among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security. The relative proportion of the Fund’s respective assets are allocated among the following sectors: (i) US investment grade sector; (ii) high yield sector; and (iii) international sector. The Funds may invest up to 100% of its assets in any one sector at any time. The Manager will determine how much of the Funds’ assets to allocate to each of the various sectors based on its evaluation of economic and market conditions and its assessment of the yields and potential for appreciation that can be achieved from investments in each of the sectors. The Manager will periodically reallocate the Funds’ assets, as deemed appropriate.

Both Funds may invest up to 100% of their net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

Both Funds may invest up to 100% of their net assets in foreign securities, including emerging markets securities. The Funds’ total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Funds are managed, they may be subject of a high rate of portfolio turnover. To the extent that the Funds invest internationally, both Funds share the same geographic focus and define emerging markets in the same manner.

Both Funds may hold a substantial portion of their assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment.

Both Funds may also use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. The Funds may use derivatives for both hedging and nonhedging purposes. For example, the Funds may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to affect diversification.

Under normal circumstances, both Funds will invest at least 80% of the Funds’ assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets. This 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Both Funds may invest in asset-backed and mortgaged-backed securities.

Both Funds may invest in collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). The Acquired Fund may invest without limit in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the US government, its agencies or instrumentalities, so called nonagency mortgage-backed securities. Meanwhile, the Acquiring Fund may invest up to 20% of net assets in nonagency mortgaged-backed securities.

Both Funds may invest in other investment companies to the extent permitted by the 1940 Act. The Acquired Fund may invest in exchange-traded funds (ETFs) to gain exposure to stocks.

Both Funds may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.”

Each Fund may invest up to 15% of its net assets in illiquid investments.

Each Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment.

Delaware Strategic Income II Fund (Acquired Fund)	Delaware Strategic Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund’s investment manager, Delaware Management Company (Manager), will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Foreign debt securities are fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include, but are not limited to, foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, or the countries' governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager

What are the Fund’s principal investment strategies?

Under normal circumstances, the Manager will invest at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in US and foreign debt securities, including those in emerging markets (80% policy). Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, US and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities. To achieve the Fund's investment objective, the Manager will allocate investments among various sectors of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to 100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. The Fund may use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to affect diversification.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund may invest up to 100% of its net assets in high yield, lower-quality debt securities (also known as “junk bonds”).

The Fund may invest up to 100% of its net assets in foreign securities, including emerging markets securities. The Fund’s total non-US dollar currency exposure may reach 100% of net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may also use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. The Fund may use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to affect diversification.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar, but do have differences. Both Funds are subject to market risk, interest rate risk, high-yield (junk bond) risk, IBOR risk, credit risk, loans and other indebtedness risk, adjustable rate risk, foreign and emerging markets risk, derivatives risk, leveraging risk, mortgage-backed and asset-backed securities risk, prepayment risk, valuation risk, portfolio turnover risk, liquidity risk, and active management and selection risk. The Acquiring Fund is also subject to currency risk and government and regulatory risk. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary.  Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Interest rate risk	Interest rate risk
High-yield (junk bond) risk	High-yield (junk bond) risk
IBOR risk	IBOR risk
Credit risk	Credit risk
Loans and other indebtedness risk	Loans and other indebtedness risk
Adjustable rate risk	Adjustable rate risk
Foreign and emerging markets risk	Foreign and emerging markets risk
Currency risk
Derivatives risk	Derivatives risk
Leveraging risk	Leveraging risk
Mortgage-backed and asset-backed securities risk	Mortgage-backed and asset-backed securities risk
Prepayment risk	Prepayment risk
Valuation risk	Valuation risk
Portfolio turnover risk	Portfolio turnover risk
Liquidity risk	Liquidity risk
Government and regulatory risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Loans and other indebtedness risk. (Acquired Fund and Acquiring Fund) The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Adjustable rate securities risk. (Acquired Fund and Acquiring Fund) During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Foreign and emerging markets risk. (Acquired Fund and Acquiring Fund) The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Currency risk. (Acquiring Fund) The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Derivatives risk. (Acquired Fund and Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk. (Acquired Fund and Acquiring Fund) The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Mortgage-backed and asset-backed securities risk. (Acquired Fund and Acquiring Fund) The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Prepayment risk. (Acquired Fund and Acquiring Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Valuation risk. (Acquired Fund and Acquiring Fund) The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Portfolio turnover risk. (Acquired Fund and Acquiring Fund) High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk. (Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Acquired Trust and Acquiring Trust have adopted materially identical fundamental investment restrictions.  Each Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE FLOATING RATE II FUND INTO DELAWARE FLOATING RATE FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Floating Rate II Fund (Acquired Fund)	Delaware Floating Rate Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Floating Rate II Fund seeks a high level of current income.	What is the Fund’s investment objective? Delaware Floating Rate Fund seeks high current income and, secondarily, long-term total return.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar, but not identical, principal investment strategies, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Both Funds primarily invest in floating rate loans and/or other floating rate debt securities. Under normal circumstances, each Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate loans and other floating rate debt securities. This is a nonfundamental policy of both the Acquired and Acquiring Fund, and may be changed without shareholder approval.

For each Fund, the average portfolio duration of the Fund will generally not exceed one year.

Before selecting securities for the Funds, the Manager carefully evaluates and monitors each individual security, including its income potential and the size of the bond issuance. The size of the issuance helps the Manager evaluate how easily it may be able to buy and sell the security. The Manager also does a thorough credit analysis of the issuer to determine whether that company or entity has the financial ability to meet the security's payments. The Manager maintains a well-diversified portfolio of investments for each Fund that represents many different asset classes, sectors, industries, and global markets.

Both Funds may invest in loan participations, commonly known as bank loans. Some of the Funds’ investments in bank loans may also include a “floor,” or for the Acquiring Fund a “LIBOR floor” or an “IBOR floor.”

Both Funds may invest in investment grade corporate debt obligations including but not limited to bonds, notes (which may be convertible or nonconvertible), units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures, and commercial paper of US companies.

Both Funds may also invest up to 100% of its total assets in below-investment-grade securities. Both Funds may invest in both rated and unrated bonds. The rated bonds that the Funds may purchase in the high yield sector will generally be rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO).

Both Funds may also invest in foreign securities, including up to 15% of its total assets in securities of issuers located in emerging markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. To the extent that the Funds invest internationally, both Funds share the same geographic focus and define emerging markets in the same manner.

The Funds may invest in securities issued in any currency and may hold non-US currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. For each Fund, the Manager will limit non-US-dollar-denominated securities to no more than 50% of net assets. Each Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Funds may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Fund transactions and to minimize the impact of currency value fluctuations on the portfolio.

The Funds may also invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Funds may invest are issued by certain private, nongovernment entities. The Funds may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.
The Funds may invest in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities. The US government securities in which the Funds may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities which have been established or are sponsored by the US government. The Funds may also invest in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses.
Both Funds may also invest up to 50% of its total assets in a wide range of derivatives instruments, including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps. Derivatives instruments may be utilized for a variety of purposes, including to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments.

Both Funds may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.”

Each Fund is permitted to invest up to 15% of its respective net assets in illiquid investments.

Delaware Floating Rate II Fund (Acquired Fund)	Delaware Floating Rate Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and/or bonds (80% policy). Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders, which have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index or another base rate. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings.

Delaware Management Company (Manager) will determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating rate loans and other floating rate debt securities (80% policy). Delaware Management Company (Manager) will determine how much of the Fund’s assets to allocate among the different types of securities in which the Fund may invest based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund's investments may be variable- and floating-rate debt securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. The average portfolio duration (that is, the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.

Up to 100% of the Fund’s total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. The Manager will limit non-US-dollar-denominated securities to no more than 50% of net assets, but total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivatives instruments, including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps, for both hedging and nonhedging purposes. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.

where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Fund's investments may be variable- and floating-rate debt securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. The average portfolio duration (that is, the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.

Up to 100% of the Fund’s total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. The Manager will limit non-US-dollar-denominated securities to no more than 50% of net assets, but total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivatives instruments, including forward foreign currency contracts, options, futures contracts, options on futures contracts, and swaps, for both hedging and nonhedging purposes. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are nearly identical. Both Funds are subject to market risk, credit risk, loans and other indebtedness risk, interest rate risk, high yield (junk bond) risk, adjustable rate securities risk, prepayment risk, foreign and emerging markets risk, IBOR risk, derivatives risk, leveraging risk, valuation risk, government and regulatory risk, liquidity risk, active management and selection risk. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Credit risk	Credit risk
Loans and other indebtedness risk	Loans and other indebtedness risk
Interest rate risk	Interest rate risk
High yield (junk bond) risk	High yield (junk bond) risk
Adjustable rate securities risk	Adjustable rate securities risk

Prepayment risk	Prepayment risk
Foreign and emerging markets risk	Foreign and emerging markets risk
IBOR risk	IBOR risk
Derivatives risk	Derivatives risk
Leveraging risk	Leveraging risk
Valuation risk	Valuation risk
Government and regulatory risk	Government and regulatory risk
Liquidity risk	Liquidity risk
Active management and selection risk	Active management and selection risk

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Loans and other indebtedness risk. (Acquired Fund and Acquiring Fund) The risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.
Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Adjustable rate securities risk. (Acquired Fund and Acquiring Fund) During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Prepayment risk. (Acquired Fund and Acquiring Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.
Foreign and emerging markets risk. (Acquired Fund and Acquiring Fund) The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
IBOR risk. (Acquired Fund and Acquiring Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.
Derivatives risk. (Acquired Fund and Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Leveraging risk. (Acquired Fund and Acquiring Fund) The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.
Valuation risk. (Acquired Fund and Acquiring Fund) The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.
Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Acquired Trust and Acquiring Trust have adopted materially identical fundamental investment restrictions.  Each Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.
2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).
4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
6. Make personal loans or loans of its assets to persons who control or are under common control with a Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

REORGANIZATION OF DELAWARE LIMITED DURATION BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Investment Objectives.  The Acquired Fund and Acquiring Fund have different principal investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval.

Delaware Limited Duration Bond Fund (Acquired Fund)	Delaware Limited-Term Diversified Income Fund (Acquiring Fund)
What is the Fund’s investment objective? Delaware Limited Duration Bond Fund seeks current income consistent with low volatility of principal.	What is the Fund’s investment objective? Delaware Limited-Term Diversified Income Fund seeks maximum total return, consistent with reasonable risk.

Principal Investment Strategies. The Acquired Fund and Acquiring Fund have similar principal investment strategies, but there are some differences, as described in each of their Prospectuses, and included below.

Each Fund is classified as “diversified” under applicable federal law and neither Fund will concentrate its investments in any one industry.

The investment strategies of the Funds are similar in some ways, but also differ in certain respects.

Under normal circumstances, both the Acquired Fund and Acquiring Fund invest at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade fixed income securities (80% policy). These are nonfundamental investment policies of the Funds that may be changed without prior shareholder approval.

For both the Acquired Fund and Acquiring Fund, investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Fund’s Manager, to be of equivalent quality.

The corporate debt obligations in which each Fund may invest include bonds, notes, debentures, and commercial paper of US companies and non-US companies. The Funds may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and securities issued by foreign governments.

Both Funds may also invest in investment grade and below-investment-grade corporate bonds; nonagency mortgage-backed securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs). Whereas the Acquiring Fund may invest up to 20% of its total assets in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the US government, its agencies or instrumentalities, so called “nonagency mortgage-backed securities,” the Acquired Fund may invest without limit in “nonagency” mortgage-backed securities.

Both Funds maintain an average effective duration from one to three years.

Both Funds may invest up to 20% of their respective net assets in high yield corporate bonds (“junk bonds”). In addition, each Fund may invest up to 30% of its respective total assets in foreign securities, including up to 10% of its respective net assets in emerging markets, but each Fund’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 10% of its net assets. To the extent that the Funds invest internationally, both Funds share the same geographic focus and define emerging markets in the same manner.

Both Funds may also invest up to 30% of its respective net assets in foreign securities, including up to 10% of its respective net assets in securities of issuers located in emerging markets. The Manager will limit each Fund's investments in total non-US dollar currency to no more than 10% of its net assets. The Funds will hedge its total foreign currency exposure. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities.

Both Funds may invest in sponsored and unsponsored American depositary receipts (ADRs), European depositary receipts (EDRs), or global depositary receipts (GDRs). The Funds may also invest in zero coupon bonds and may purchase shares of other investment companies.

Both Funds will invest in both rated and unrated foreign securities.

Both Funds are permitted to, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations.

Both Funds may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Funds will use derivatives for both hedging and nonhedging purposes. The Funds will not use derivatives for reasons inconsistent with its investment objective and will limit its respective investments in derivatives instruments to 20% of its net assets. In addition, the Acquiring Fund will not invest in swaps with maturities of more than 10 years, while the Acquired Fund has no such duration limitation.

For each Fund, the Manager may establish short positions in exchange traded funds in an attempt to isolate, manage, or reduce the risk of individual securities positions held by the Funds, of a decline in a particular market sector to which the Fund has significant exposure, or of the exposure to securities owned by the Fund in the aggregate. The Manager will not engage in short sales for speculative purposes for either Fund.

Delaware Limited Duration Bond Fund (Acquired Fund)	Delaware Limited-Term Diversified Income Fund (Acquiring Fund)
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of the 80% policy, investment grade bonds also include other investment grade fixed income securities.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the US

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s or S&P or that are unrated but determined by the Manager to be of equivalent quality.

The Fund will maintain an average effective duration from one to three years. The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Manager’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market. The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies and, subject to the limitations described below, non-US companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds).

The Fund may also invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The government, its agencies or instrumentalities, and by US corporations (80% policy). Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s Financial Services LLC (S&P) and Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Fund will maintain an average effective duration from one to three years. The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Manager’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies and, subject to the limitations described below, non-US companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds).

The Fund may also invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The

Fund’s total non-US dollar currency exposure will be limited, in the aggregate, to no more than 10% of its net assets.

The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

Fund’s total non-US dollar currency exposure will be limited, in the aggregate, to no more than 10% of its net assets.

The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  An investment in the Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are nearly identical. Both Funds are subject to interest rate risk, credit risk, high yield (junk bond) risk, prepayment risk, market risk, derivatives risk, mortgage-backed and asset-backed securities risk, leveraging risk, foreign risk, valuation risk, IBOR risk, government and regulatory risk, liquidity risk, active management and selection risk. Even though the Acquired Fund and Acquiring Fund share many of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Fixed income related risks:	Fixed income related risks:
Interest rate risk	Interest rate risk
Credit risk	Credit risk
High yield (junk bond) risk	High yield (junk bond) risk
Prepayment risk	Prepayment risk

Other risks:	Other risks:
Market risk	Market risk
Derivatives risk	Derivatives risk
Mortgage-backed and asset-backed securities risk	Mortgage-backed and asset-backed securities risk
Leveraging risk	Leveraging risk
Foreign risk	Foreign risk
Valuation risk	Valuation risk

IBOR risk	IBOR risk
Government and regulatory risk	Government and regulatory risk
Liquidity risk	Liquidity risk
Active management and selection risk	Active management and selection risk

Fixed Income Related Risks

Interest rate risk. (Acquired Fund and Acquiring Fund) The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Credit risk. (Acquired Fund and Acquiring Fund) The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk. (Acquired Fund and Acquiring Fund) The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment risk. (Acquired Fund and Acquiring Fund) The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

Other Risks

Market risk. (Acquired Fund and Acquiring Fund) The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Derivatives risk. (Acquired Fund and Acquiring Fund) Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Mortgage-backed and asset-backed securities risk. (Acquired Fund and Acquiring Fund) The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Leveraging risk. (Acquired Fund and Acquiring Fund) The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Foreign risk. (Acquired Fund and Acquiring Fund) The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Valuation risk. (Acquired Fund and Acquiring Fund) The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

IBOR risk. (Acquired Fund and Acquiring Fund) The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Government and regulatory risk. (Acquired Fund and Acquiring Fund) The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk. (Acquired Fund and Acquiring Fund) The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk. (Acquired Fund and Acquiring Fund) The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Fundamental Investment Restrictions. The Acquired Trust and Acquiring Trust have adopted materially identical fundamental investment restrictions.  Each Trust has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of a Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

What is the historical turnover of each of the Funds?

The following tables show each Fund’s portfolio turnover rates for the past three fiscal years:

Acquired Fund	Fiscal Year Ended 9/30/20	Fiscal Year Ended 9/30/19	Fiscal Year Ended 9/30/18
Delaware Strategic Income II Fund[1]	244%[2]	70%	58%
Delaware Floating Rate II Fund[1]	176%[2]	88%	60%
Delaware Limited Duration Bond Fund[1]	162%[2]	87%	102%

Acquiring Fund	Fiscal Year Ended 7/31/20	Fiscal Year Ended 7/31/19	Fiscal Year Ended 7/31/18
Delaware Strategic Income Fund	130%	106%	125%
Delaware Floating Rate Fund	125%	143%	157%
	Fiscal Year Ended 12/31/20	Fiscal Year Ended 12/31/19	Fiscal Year Ended 12/31/18
Delaware Limited-Term Diversified Income Fund	123%	130%	151%
1 The turnover shown prior to Oct. 4, 2019 reflects the turnover of a predecessor fund.
2 The Fund's portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund's portfolio managers and associated repositioning.

The alignment of portfolio securities in each Acquiring Fund following the Reorganizations may increase portfolio turnover for the Acquiring Funds, which may generate additional costs associated with portfolio turnover.  While each Reorganization will be structured as a tax-free reorganization, the repositioning of a combined portfolio may result in capital gains due to the realignment of the combined portfolio in keeping with each Acquiring Fund’s investment strategy and policies.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds, depending on the share class you hold, followed by those anticipated to be charged by the Acquiring Fund shares after the Reorganization.  The operating expenses shown for the Funds are based on expenses incurred as of the dates listed below:

REORGANIZATION OF DELAWARE STRATEGIC INCOME II FUND INTO DELAWARE STRATEGIC INCOME FUND
Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Strategic Income II Fund as of March 31, 2021
Class A into Acquiring Fund Class A	4.50%	None	0.55%	0.25%	0.34%	None	1.14%	(0.00%)[1]	None	1.14%[2]
Inst. Class into Acquiring Fund Inst. Class	None	None	0.55%	None	0.34%	None	0.89%	(0.00%)[1]	None	0.89%[2]

Delaware Strategic Income Fund as of Nov. 27, 2020
Class A	4.50%	None	0.55%	0.25%	0.69%	None	1.49%	(0.65%)[3]	None	0.84%
Inst. Class	None	None	0.55%	None	0.69%	None	1.24%	(0.65%)[3]	None	0.59%

Pro Forma Delaware Strategic Income Fund as of Sep. 17, 2021
Class A	4.50%	None	0.55%	0.25%	0.34%	None	1.14%	(0.30%)[4]	None	0.84%
Inst. Class	None	None	0.55%	None	0.34%	None	0.89%	(0.30%)[4]	None	0.59%
1 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.20% and 0.92% of the Fund’s average daily net assets for Class A shares and Institutional Class shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

2 The total annual fund operating expenses shown above for Delaware Strategic Income II Fund would have been lower if the contractual fee waiver that was in effect commencing on Jan. 28, 2021 had been in effect during the expense periods shown.

3 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from Nov. 27, 2020 through Nov. 27, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board of Trustees (Board).

4 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from Sept. 17, 2021 through Nov. 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund’s Board of Trustees (Board).

REORGANIZATION OF DELAWARE FLOATING RATE II FUND INTO DELAWARE FLOATING RATE FUND
Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Floating Rate II Fund as of March 31, 2021
Class A into Acquiring Fund Class A	2.75%	None	0.50%	0.25%	0.50%	None	1.25%	(0.17%)[2]	None	1.08%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.50%	None	0.50%	None	1.00%	(0.17%)[2]	None	0.83%
Class R6 into Acquiring Fund Class R6	None	None	0.50%	None	0.46%[1]	None	0.96%	(0.21%)[2]	None	0.75%

Delaware Floating Rate Fund as of Nov. 27, 2020
Class A	2.75%	None	0.50%	0.25%	0.32%	None	1.07%	(0.13%)[3]	None	0.94%
Inst. Class	None	None	0.50%	None	0.32%	None	0.82%	(0.13%)[3]	None	0.69%
Class R6	None	None	0.50%	None	0.25%[1]	None	0.75%	(0.13%)[3]	None	0.62%

Pro Forma Delaware Floating Rate Fund as of Sep. 17, 2021
Class A	2.75%	None	0.50%	0.25%	0.27%	None	1.02%	(0.08%)[4]	None	0.94%
Inst. Class	None	None	0.50%	None	0.27%	None	0.77%	(0.08%)[4]	None	0.69%
Class R6	None	None	0.50%	None	0.21%[1]	None	0.71%	(0.08%)[4]	None	0.63%
1 “Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.05%, 0.80%, and 0.74% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
3 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets from Nov. 27, 2020 through Nov. 27, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
4 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets from July 9, 2021 through Nov. 30, 2022 for all share classes other than R6, and 0.62% of the Fund’s Class R6 shares’ average daily net assets from July 9, 2021 through Nov. 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

REORGANIZATION OF DELAWARE LIMITED DURATION BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Recoupments	Total Annual Operating Expenses After Fee Waivers, Expense Reimbursements and/or Recoupments

Delaware Limited Duration Bond Fund as of March 31, 2021
Class A into Acquiring Fund Class A	2.75%	None	0.50%	0.25%	0.27%	None	1.02%	(0.27%)[2]	None	0.75%
Inst. Class into Acquiring Fund Inst. Class	None	None	0.50%	None	0.27%	None	0.77%	(0.26%)[2]	None	0.51%
Class R6 into Acquiring Fund Class R6	None	None	0.50%	None	0.24%[1]	None	0.74%	(0.40%)[2]	None	0.34%

Delaware Limited-Term Diversified Income Fund as of April 30, 2021
Class A	2.75%	None	0.50%	0.25%	0.21%	None	0.96%	(0.42%)[3]	None	0.54%
Inst. Class	None	None	0.50%	None	0.21%	None	0.71%	(0.32%)[3]	None	0.39%
Class R6	None	None	0.50%	None	0.14%[1]	None	0.64%	(0.32%)[3]	None	0.32%

Pro Forma Delaware Limited-Term

Diversified Income Fund as of Sep. 17, 2021
Class A	2.75%	None	0.50%	0.25%	0.19%	None	0.94%	(0.40%)[4]	None	0.54%
Inst. Class	None	None	0.50%	None	0.19%	None	0.69%	(0.30%)[4]	None	0.39%
Class R6	None	None	0.50%	None	0.13% [1]	None	0.63%	(0.31%)[4]	None	0.32%
1 “Other expenses” for Class R6 are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”

2 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74%, 0.49%, and 0.36% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from Jan. 28, 2021 through Jan. 31, 2022. The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Jan. 28, 2021 through Jan. 31, 2022. This waiver may be terminated only by agreement of the Distributor and the Fund. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
3 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s average daily net assets from April 30, 2021 through April 30, 2022 for all share classes other than R6, and 0.32% of the Fund’s Class R6 shares’ average daily net assets from April 30, 2021 through April 30, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from April 30, 2021 through April 30, 2022. This waiver may be terminated only by agreement of the Distributor and the Fund.
4 The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s average daily net assets from Sept. 17, 2021 through April 28, 2023 for all share classes other than R6, and 0.32% of the Fund’s Class R6 shares’ average daily net assets from Sept. 17, 2021 through April 28, 2023.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from Sept. 17, 2021 through April 28, 2023. This waiver may be terminated only by agreement of the Distributor and the Fund.

After factoring in applicable expense waivers, it is anticipated that each Acquired Fund shareholder will pay comparable or lower annual fund expenses as Acquiring Fund shareholders after the applicable Reorganization.

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  In addition, the examples assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10.  Any investment advisory fee waiver for the Acquiring Funds after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

REORGANIZATION OF DELAWARE STRATEGIC INCOME II FUND INTO DELAWARE STRATEGIC INCOME FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$561	$796	$1,049	$1,774
Acquiring Fund	$532	$839	$1,168	$2,096
Pro forma Acquiring Fund (after the Reorganization)	$532	$768	$1,022	$1,748

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$91	$284	$493	$1,096
Acquiring Fund	$60	$329	$618	$1,443
Pro forma Acquiring Fund (after the Reorganization)	$60	$254	$464	$1,068

REORGANIZATION OF DELAWARE FLOATING RATE II FUND INTO DELAWARE FLOATING RATE FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$382	$644	$927	$1,730
Acquiring Fund	$368	$593	$837	$1,533
Pro forma Acquiring Fund (after the Reorganization)	$368	$583	$815	$1,481

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$85	$301	$536	$1,209
Acquiring Fund	$70	$249	$442	$1,001
Pro forma Acquiring Fund (after the Reorganization)	$70	$238	$420	$947

Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$77	$285	$510	$1,159
Acquiring Fund	$63	$227	$404	$918
Pro forma Acquiring Fund (after the Reorganization)	$64	$219	$387	$875

REORGANIZATION OF DELAWARE LIMITED DURATION BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$349	$565	$797	$1,465
Acquiring Fund	$329	$532	$751	$1,383
Pro forma Acquiring Fund (after the Reorganization)	$329	$528	$743	$1,362

Inst. Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$52	$220	$402	$930
Acquiring Fund	$40	$195	$363	$852
Pro forma Acquiring Fund (after the Reorganization)	$40	$191	$354	$830

Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$35	$196	$372	$881
Acquiring Fund	$33	$173	$325	$768
Pro forma Acquiring Fund (after the Reorganization)	$33	$170	$320	$757

What are the general tax consequences of the Reorganizations?
The Reorganizations are each intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganizations (although there can be no assurance that the Internal Revenue Service (IRS) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of each Reorganization,”  Acquiring Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganizations.  Prior to the closing of the Reorganizations, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganizations in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.   For more information, please see the section “What are the tax consequences of each Reorganization” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. Together, the Manager and the subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of March 31, 2021, $187.5 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.

For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Fund’s SAI.  For its services to each Acquiring Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during the last fiscal year, as follows:

Fund	Aggregate Fee
Delaware Strategic Income Fund	0.00%
Delaware Floating Rate Fund	0.39%
Delaware Limited-Term Diversified Income Fund	0.18%

A discussion of the basis for the Board’s approval of each Acquired Fund’s investment advisory contract is available in the Fund’s annual report to shareholders for the fiscal year end Sept. 30, 2020.  A discussion of the basis for the Board’s approval of each Acquiring Fund’s investment advisory contract is available, for Delaware Strategic Income Fund and Delaware Floating Rate Fund, in each Fund’s semiannual report to shareholders for the period ended Jan. 31, 2021; and, for Delaware Limited-Term Diversified Income Fund, in the Fund’s annual report to shareholders for the fiscal year ended Dec. 31, 2020.

For each of the Funds, the Manager may seek investment advice and recommendations from its Affiliated Sub-Advisors. The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

Portfolio Managers of the Funds

REORGANIZATION OF DELAWARE STRATEGIC INCOME II FUND INTO DELAWARE STRATEGIC INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, J. David Hillmeyer and Daniela Mardarovici. Mr. Hillmeyer and Ms. Mardarovici are the lead portfolio managers primarily responsible for the overall day-to-day management of both the Acquired Fund and the Acquiring Fund. When making decisions for the Fund, Mr. Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.

J. David Hillmeyer, CFA Senior Managing Director, Co-Head of US Multisector Fixed Income. Mr. Hillmeyer has managed the Acquired Fund since Oct. 2019 and has managed the Acquiring Fund since Nov. 2011.

Daniela Mardarovici, CFA Managing Director, Co-Head of US Multisector Fixed Income. Ms. Mardarovici has managed the Acquired Fund since Oct. 2019 and has managed the Acquiring Fund since March 2019.

REORGANIZATION OF DELAWARE FLOATING RATE II FUND INTO DELAWARE FLOATING RATE FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, Adam H. Brown and John P. McCarthy. Messrs. Brown and McCarthy have primary portfolio management responsibilities for the Acquired Fund and Acquiring Fund.

Adam H. Brown, CFA Managing Director, Senior Portfolio Manager. Mr. Brown has managed the Acquired Fund since Oct. 2019 and has managed the Acquiring Fund since Nov. 2011.

John P. McCarthy, CFA Managing Director, Senior Portfolio Manager. Mr. McCarthy has managed the Acquired Fund since Oct. 2019 and has managed the Acquiring Fund since Jan. 2017.

REORGANIZATION OF DELAWARE LIMITED DURATION BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
The Acquired Fund and Acquiring Fund share the same portfolio managers, J. David Hillmeyer and Daniela Mardarovici. Mr. Hillmeyer and Ms. Mardarovici are the lead portfolio managers primarily responsible for the overall day-to-day management of both the Acquired Fund and the Acquiring Fund. When making decisions for the Fund, Mr. Hillmeyer and Ms. Mardarovici regularly consult with other investment professionals.

J. David Hillmeyer, CFA Senior Managing Director, Co-Head of US Multisector Fixed Income. Mr. Hillmeyer has managed both the Acquired Fund and the Acquiring Fund since Sept. 2020.

Daniela Mardarovici, CFA Managing Director, Co-Head of US Multisector Fixed Income. Ms. Mardarovici has managed both the Acquired Fund and the Acquiring Fund since Sept. 2020.

Each Acquiring Fund’s portfolio managers will continue to manage the Fund after the Reorganizations.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Boards, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

How do the performance records of the Funds compare?
REORGANIZATION OF DELAWARE STRATEGIC INCOME II FUND INTO DELAWARE STRATEGIC INCOME FUND
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523‑1918 or by visiting our website at delawarefunds.com/performance.

Acquired Fund
The Acquired Fund adopted the performance of the First Investors Strategic Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on Oct. 4, 2019 (First Investors Reorganization). The Acquired Fund had not yet commenced operations prior to the First Investors Reorganization.  The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquired Fund.
Acquired Fund
Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 12.44% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.76% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2020

	1 year	5 years	Lifetime (4/3/13-12/31/20)
Class A return before taxes	3.89%	4.06%	2.71%
Class A return after taxes on distributions	2.37%	2.63%	1.28%
Class A return after taxes on distributions and sale of Fund shares	2.23%	2.46%	1.42%
Institutional Class return before taxes	8.91%	5.28%	3.61%
Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.33%
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
On Jan. 31, 2017, the Acquiring Fund was repositioned as an income-oriented fund. The returns prior to Jan. 31, 2017 do not reflect this change and accordingly, the performance shown in the bar chart and average annual total return table prior to that date may not be indicative of future returns.
Acquiring Fund
Year-by-year total return (Class A)

As of Sept. 30, 2020, the Acquiring Fund’s Class A shares had a calendar year-to-date return of 3.94%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 10.61% for the quarter ended June 30, 2020, and its lowest quarterly return was -9.60% for the quarter ended March 31, 2020. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2020

	1 year	5 years	10 years
Class A return before taxes	4.52%	3.86%	3.59%
Class A return after taxes on distributions	2.92%	2.34%	2.21%
Class A return after taxes on distributions and sale of Fund shares	2.60%	2.25%	2.14%
Class C return before taxes	7.80%	4.05%	3.30%
Class R return before taxes	9.33%	4.56%	3.81%
Institutional Class return before taxes	9.90%	5.09%	4.33%
Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE FLOATING RATE II FUND INTO DELAWARE FLOATING RATE FUND
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Acquired Fund
The Acquired Fund adopted the performance of the First Investors Floating Rate Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on Oct. 4, 2019 (First Investors Reorganization). The Acquired Fund had not yet commenced operations prior to the First Investors Reorganization.  The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquired Fund.

Acquired Fund
Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.15% for the quarter ended June 30, 2020, and its lowest quarterly return was -9.93% for the quarter ended March 31, 2020. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2020
	1 year	5 years	Lifetime (10/21/13-12/31/20)
Class A return before taxes	-0.26%	3.19%	2.19%
Class A return after taxes on distributions	-2.00%	1.62%	0.74%
Class A return after taxes on distributions and sale of Fund shares	-0.19%	1.74%	1.01%
Institutional Class return before taxes	2.72%	3.87%	2.76%
Class R6 return before taxes	2.98%	4.13%	2.98%
S&P/LSTA Leveraged Loan Index (reflects the deduction of foreign withholding taxes on dividends)	3.12%	5.24%	3.89%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
Effective Jan. 31, 2017, the Acquiring Fund was repositioned as a bank loan fund and changed its broad-based securities market index to the S&P/LSTA Leveraged Loan Index. The returns prior to Jan. 31, 2017 do not reflect these changes and accordingly, the performance shown in the bar chart and average annual total return table prior to that date may not be indicative of future returns.

Acquiring Fund
Year-by-year total return (Class A)

As of Sept. 30, 2020, the Fund’s Class A shares had a calendar year-to-date return of -1.07%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 7.62% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.34% for the quarter ended March 31, 2020. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 20201
	1 year	5 years	10 years
Class A return before taxes	-0.47%	3.20%	2.26%
Class A return after taxes on distributions	-2.14%	1.60%	1.06%
Class A return after taxes on distributions and sale of Fund shares	-0.33%	1.74%	1.21%
Class C return before taxes	0.67%	3.00%	1.78%
Class R return before taxes	2.15%	3.51%	2.21%
Institutional Class return before taxes	2.55%	4.03%	2.80%
S&P/LSTA Leveraged Loan Index	3.12%	5.24%	4.32%
1 The performance prior to Jan. 31, 2017 was based upon a diversified floating rate security strategy.
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

REORGANIZATION OF DELAWARE LIMITED DURATION BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND

The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance.

Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance

Acquired Fund
The Acquired Fund adopted the performance of the First Investors Limited Duration Bond Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Acquired Fund, which was consummated after the close of business on Oct. 4, 2019 (First Investors Reorganization). The Acquired Fund had not yet commenced operations prior to the First Investors Reorganization.  The returns shown for periods ending on or prior to Oct. 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Acquired Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Acquired Fund.
Acquired Fund
Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.02% for the quarter ended June 30, 2020, and its lowest quarterly return was -1.10% for the quarter ended Dec. 31, 2016. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2020
	1 year	5 years	Lifetime (5/19/14-12/31/20)
Class A return before taxes	1.30%	1.51%	1.09%
Class A return after taxes on distributions	0.42%	0.50%	0.11%
Class A return after taxes on distributions and sale of Fund shares	0.76%	0.70%	0.39%
Institutional Class return before taxes	4.37%	2.32%	1.79%
Class R6 return before taxes	4.52%	2.48%	1.97%

Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	3.33%	2.21%	1.80%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Acquiring Fund
Acquiring Fund
Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 3.31% for the quarter ended June 30, 2020, and its lowest quarterly return was -2.22% for the quarter ended June 30, 2013. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2020
	1 year	5 years	10 years or lifetime
Class A return before taxes	1.34%	1.83%	1.45%
Class A return after taxes on distributions	0.64%	0.99%	0.69%
Class A return after taxes on distributions and sale of Fund shares	0.78%	1.02%	0.79%
Class C return before taxes	2.28%	1.56%	0.88%
Class R return before taxes	3.66%	2.05%	1.37%
Institutional Class return before taxes	4.31%	2.56%	1.88%
Class R6 return before taxes (lifetime: 5/1/17-12/31/20)	4.38%	n/a	2.56%
Bloomberg Barclays 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	3.33%	2.21%	1.60%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?
REORGANIZATION OF DELAWARE STRATEGIC INCOME II FUND INTO DELAWARE STRATEGIC INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.55% on the first $500 million 0.50% on the next $500 million 0.45% on next $1.5 billion 0.425% on assets in excess of $2.5 billion

It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and Acquired Fund shareholders will experience no change in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of March 31, 2021, the Acquired Fund had approximately $84.6 million in assets and the Acquiring Fund had approximately $44.9 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares for the Acquired Fund and Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for the Acquiring Fund under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds. The Boards annually review fees paid to the Distributor.

Rule 12b-1 Plans.  Delaware Strategic Income II Fund and Delaware Strategic Income Fund have adopted distribution plans under Rule 12b-1 (the Rule 12b-1 Plans) of the 1940 Act for each Fund’s Class A shares, and Delaware Strategic Income Fund has adopted Rule 12b-1 Plans for the Acquiring Fund’s Class C and Class R shares. Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE FLOATING RATE II FUND INTO DELAWARE FLOATING RATE FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion

It is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, the Acquiring Fund will remain at the same investment advisory fee breakpoint and Acquired Fund shareholders will experience no change in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will remain unchanged and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of March 31, 2021, the Acquired Fund had approximately $49.0 million in assets and the Acquiring Fund had approximately $149.2 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, Class A shares for the Acquired Fund and Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for the Acquiring Fund under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds. The Boards annually review fees paid to the Distributor.

Rule 12b-1 Plans.  Delaware Floating Rate II Fund and Delaware Floating Rate Fund have adopted distribution plans under Rule 12b-1 (the Rule 12b-1 Plans) of the 1940 Act for each Fund’s Class A shares, and Delaware Floating Rate Fund has adopted a Rule 12b-1 Plans for the Acquiring Fund’s Class C and Class R shares. Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

REORGANIZATION OF DELAWARE LIMITED DURATION BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund.  The investment advisory fees as a percentage of each Fund’s average daily net assets are the same, as set forth below:

Investment Advisory Fee
0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion

The size of the Acquiring Fund’s assets has caused the Acquiring Fund to have reached an advisory fee breakpoint. As a result, it is anticipated that if asset levels of the Funds remain relatively stable, upon the Reorganization, Acquired Fund and Acquiring Fund shareholders will experience a reduction in investment advisory fees (without waivers) upon the Reorganization. With waivers, it is anticipated that the Acquiring Fund’s total annual fund operating expenses will decrease, and Acquired Fund shareholders will experience a decrease in total annual fund operating expenses upon the Reorganization. As of March 31, 2021, the Acquired Fund had approximately $158.0 million in assets and the Acquiring Fund had approximately $411.3 million in assets.

Distribution Services.  Delaware Distributors, L.P. (the Distributor), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A shares for the Acquired Fund and Class A, Class C, and Class R shares (collectively, the “Retail Classes”) for the Acquiring Fund under their respective Rule 12b-1 Plans.  The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See each Fund’s Prospectus for information on how to invest.  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Funds. The Boards annually review fees paid to the Distributor.

Rule 12b-1 Plans.  Delaware Limited Duration Bond Fund and Delaware Limited-Term Diversified Income Fund have adopted distribution plans under Rule 12b-1 (the Rule 12b-1 Plans) of the 1940 Act for each Fund’s Class A shares, and Delaware Limited-Term Diversified Income Fund has adopted a Rule 12b-1 Plans for the Acquiring Fund’s Class C and Class R shares. Although actual distribution expenses may be more or less, Class A shares incur annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund. Additionally, the Distributor has contracted to limit this amount to 0.15% for Delaware Limited Duration Bond Fund and Delaware Limited-Term Diversified Income Fund for the periods of Jan. 28, 2021 to Jan. 31, 2022 and April 29, 2020 to April 30, 2021, respectively. Please refer to the “Purchasing Shares” section in each Fund’s SAI for additional information.

* * * * *

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange, and redemption of Fund shares.  You may refer to the Prospectus for each Fund under the sections entitled “How to buy shares,” “How to redeem shares” and “Investor services – Exchange of shares” for the purchase, redemption, and exchange procedures applicable to the purchases, redemptions, and exchanges of each Fund’s shares.

You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at delawarefunds.com/account-access; by calling 800 523-1918; by regular mail (c/o Delaware Funds® by Macquarie, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Funds by Macquarie Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  For Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Investing in the Funds. You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the “financial intermediary”) to determine which share class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus below and free of charge on Delaware Funds website at delawarefunds.com. Additional information on sales charges can be found in the SAI, which is available upon request.

Please also see the “Broker-defined sales charge waiver policies” section in the Prospectus for information provided to the Fund by certain financial intermediaries on sales charge discounts and waivers that may be available to you through your financial intermediary. Shareholders purchasing Fund shares through a financial intermediary may also be eligible for sales charge discounts or waivers which may differ from those disclosed elsewhere in this Prospectus or SAI. The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. It is the responsibility of the financial intermediary to implement any of its proprietary sales charge discounts or waivers listed in “Broker-defined sales charge waiver policies” or otherwise. Accordingly, you should consult with your financial intermediary to determine whether you qualify for any sales charge discounts or waivers.

Choosing a share class. Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares. Class A shares of each Fund have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A:
•
Class A shares have an upfront sales charge that you pay when you buy the shares of up to: 4.50% for Delaware Strategic Income II Fund and Delaware Strategic Income Fund; and 2.75% for Delaware Floating Rate II Fund, Delaware Floating Rate Fund, Delaware Limited Duration Bond Fund, and Delaware Limited-Term Diversified Income Fund.

•	If you invest $100,000 or more your front-end sales charge will be reduced.
•	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.
•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% (currently limited to 0.15% for Delaware Limited Duration Bond Fund and Delaware Limited-Term Diversified Income Fund) of average daily net assets. See “Dealer compensation” below for further information. For Delaware Strategic Income Fund, the Board has adopted a formula for calculating 12b-1 plan expenses for the Class A shares of Delaware Strategic Income Fund. The total 12b-1 fee to be paid by Class A shareholders of the Delaware Strategic Income Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders of Delaware Strategic Income Fund will bear the Class A 12b-1 fee at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% described above.

•	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.
•	Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.
•
Any account holding Class A shares of Delaware Strategic Income Fund as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares of Delaware Strategic Income Fund after that date.

•	Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares and Class R6 shares.
•	In addition, you may have received Class A shares as the result of a merger or reorganization of a predecessor fund.
•	You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge” below.

Class A sales charges:
The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The offering price is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge (expressed in decimals) applicable to the purchase, calculated to two decimal places using standard rounding criteria. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. Sales charges do not apply to shares purchased through dividend reinvestment.

Class A shares of Delaware Strategic Income II Fund and Delaware Strategic Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Class A Shares of Delaware Floating Rate II Fund, Delaware Floating Rate Fund, Delaware Limited Duration Bond Fund, and Delaware Limited-Term Diversified Income Fund

Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 but less than $1 million	1.00%	1.34%
$1 million or more	none*	none*
* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more Class A shares of Delaware Floating Rate II Fund, Delaware Limited Duration Bond Fund, or Delaware Limited-Term Diversified Income Fund, you will have to a pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares of Delaware Floating Rate Fund, for shares purchased prior to July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

Institutional Class:
•	Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.
•	Institutional Class shares are not subject to a CDSC.
•	Institutional Class shares do not assess a 12b-1 fee.
•	Institutional Class shares are available for purchase only by the following:
o
retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

o	tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;
o
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o
registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals whose assets are entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

o
programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform;

o
through a brokerage program of a financial intermediary that has entered into a written agreement with the Distributor and/or the transfer agent specifically allowing purchases of Institutional Class shares in such programs; or

o	private investment vehicles, including, but not limited to, foundations and endowments.
•	In addition, you may have received Institutional Class shares as the result of a merger or reorganization of a predecessor fund.
•
A shareholder transacting in Institutional Class shares through a broker or other financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

Class R6:
•	Class R6 shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R6 shares are not subject to a CDSC.
•	Class R6 shares do not assess a 12b-1 fee.
•	Class R6 shares do not pay any service fees, sub-accounting fees, and/or subtransfer agency fees to any brokers, dealers, or other financial intermediaries.
•
Class R6 shares are generally available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans and money purchase pension plans, defined benefit plans, employer-sponsored benefit plans, and non-qualified deferred compensation plans. In addition, for these employer-sponsored retirement plans, Class R6 shares must be held through plan level or omnibus accounts held on the books of the Fund, and Class R6 shares are only available for purchase through financial intermediaries who have the appropriate agreement with the Distributor (or its affiliates) related to Class R6.

•
Class R6 shares are also available for purchase through certain programs, platforms, or accounts that are maintained or sponsored by financial intermediary firms (including but not limited to, brokers, dealers, banks, trust companies, or entities performing trading/clearing functions), provided that the financial intermediary firm has entered into an agreement with the Distributor (or its affiliates) related to Class R6 for such programs, platforms or accounts.

•
In addition to the foregoing list of eligible investors, Class R6 shares are generally available to certain institutional investors and high net worth individuals who make a minimum initial investment directly in the Fund’s Class R6 shares of $1,000,000 or more and who have completed an application and been approved by the Fund for such investment. These institutional investors and high net worth individuals must retain Class R6 shares directly in their names and will not be permitted to hold such shares through an omnibus account or other similar arrangements.
•	Class R6 shares may not be available through certain financial intermediaries.
•	In addition, you may have received Class R6 shares as the result of a merger or reorganization of a predecessor fund.

Dealer compensation. The financial intermediary who sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class and Class R6 shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

Delaware Strategic Income II Fund and Delaware Strategic Income Fund

Commission (%)	Class A1
Investment Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1 million	1.60%
$1 million but less than $5 million	1.00%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year's 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares. Additionally, with respect to Delaware Strategic Income Fund, the Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

Delaware Floating Rate II Fund, Delaware Floating Rate Fund, Delaware Limited Duration Bond Fund, and Delaware Limited-Term Diversified Income Fund

Commission (%)	Class A1
Investment less than $100,000	2.35%
$100,000 but less than $250,000	1.75%
$250,000 but less than $5 million	0.75%
$5 million but less than $25 million	0.50%
$25 million or more	0.25%
12b-1 fee to dealer	0.25%	[2]
1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase. On sales of Class A shares where there is no front-end sales charge, the Distributor may pay your securities dealer an upfront commission of up to 1.00%. The upfront commission includes an advance of the first year’s 12b-1 fee of up to 0.25%. During the first 12 months, the Distributor will retain the 12b-1 fee to partially offset the upfront commission advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 12b-1 fee applicable to Class A shares.

2 The Distributor has contracted to limit this amount to 0.15% for Delaware Limited Duration Bond Fund and Delaware Limited-Term Diversified Income Fund for the periods of Jan. 28, 2021 to Jan. 31, 2022 and April 30, 2021 to April 30, 2022, respectively.

Payments to intermediaries.  The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Fund and/or some or all other Delaware Funds), a Fund’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping, and/or shareholder services with respect to certain shareholder accounts (including omnibus accounts), or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services. For Class R6 shares, the Distributor and its affiliates will generally not pay additional compensation to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing (including sub-transfer agent/recordkeeping payments).

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund’s shares. The Manager or its affiliates may benefit from the Distributor’s or its affiliates’ payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund’s shares.

How to reduce your sales charge.  We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares, which may depend on the ability of your financial intermediary or the Funds’ transfer agent to support the various ways. Please refer to the “Broker-defined sales charge waiver policies” in this Prospectus and to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. If you participate in a direct deposit purchase plan or an automatic investment program for an account held directly with the Funds’ transfer agent and also hold shares of Delaware Funds other than directly with us, generally those holdings will not be aggregated with the assets held with us for purposes of determining rights of accumulation in connection with direct deposit purchase plans and automatic investment program purchases. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R6 and Institutional Class shares have no upfront sales charge or CDSC so they are not included in the table below.

Letter of intent and rights of accumulation:
Through a letter of intent, you agree to invest a certain amount in Delaware Funds over a 13-month period to qualify for reduced front-end sales charges (as set forth in the SAI). Delaware Funds no longer accept retroactive letters of intent.

Effective July 1, 2021, upon your request, you can combine your holdings or purchases of Class A and all other classes of Delaware Funds, excluding shareholders of Delaware Funds that were involved in a transaction that closed on April 30, 2021 (“Transaction Funds”) and any money market funds (unless you acquired those shares through an exchange from a Fund that did carry a front-end sales charge, CDSC, or Limited CDSC), as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges. When submitting the letter of intent or requesting rights of accumulation, you must identify which holdings or purchases you are requesting to be combined to your dealer, the Distributor or BNY Mellon at the time of purchase.  You can add the value of any share class that you already own to new share purchases in order to qualify for a reduced sales charge. Please note that depending on the financial intermediary holding your account, this policy may differ from those described in this prospectus. Please note you cannot combine your holdings or purchases of non-Transaction Funds with Transaction Funds at this time.  This feature may be available at a later time.

Class A	Class C
Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Reinvestment of redeemed shares:
Effective July 1, 2021, up to 90 days after you redeem shares, you can reinvest the proceeds without paying a sales charge.  For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. Investors should consult their financial intermediary for further information. Shareholders of Transaction Funds may not be able to reinvest their proceeds without paying a sales charge for shares of non-Transaction Funds at the present time, and vice versa.

Class A	Class C
Available.	Not available.

SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

Class A	Class C

Available.
Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.

Buying Class A shares at net asset value:  Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Funds reserve the right to modify or terminate these arrangements at any time.
•	Shares purchased under the Delaware Funds dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 90-day reinvestment privilege.
•
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Fund, the Manager, any of the Manager's current affiliates and those that may in the future be created, or any predecessor fund to a Delaware Fund, including the funds formerly advised by Foresters Investment Management Company, Inc., Ivy Investment Management Company (IICO), Waddell & Reed, or any other fund families acquired or merged into the Delaware Funds; (ii) current employees of legal counsel to Delaware Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

•	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Funds.
•	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
•
Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

•
Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

•	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund’s Institutional Class, if applicable.
•
Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliates) related to such plans or programs.

•	Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.
•	Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.
•
Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

•	Purchases by certain participants of particular group retirement plans as described in the SAI.
•	Additional purchases by existing shareholders whose accounts were eligible for purchasing shares at NAV under a predecessor fund’s eligibility requirements set by the predecessor fund’s company.

Waivers of contingent deferred sales charges.  Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Please note that you or your financial intermediary will have to notify us at the time of redemption that the trade qualifies for such waiver. Class R6 and Institutional Class shares do not have CDSCs so they are not included in the list below. Please also see the “Shareholder fees” table in the Fund summary and “Choosing a share class” for more information about applicable CDSCs.

CDSCs for Class A and Class C shares may be waived under the following circumstances, except as noted otherwise:

•
Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

•
Redemptions that result from the right to liquidate a shareholder’s account: Redemptions that result from the right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

•
Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

•	Redemptions in connection with a fund liquidation: Redemptions subsequent to the fund liquidation notice to shareholders.

How to buy shares.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Funds by Macquarie at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check. Purchase orders will not be accepted at any other address.

Please note that purchase orders submitted by mail will not be considered received until such purchase orders arrive at Delaware Funds® by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 and are determined to be in good order. For a purchase request to be in “good order,” you must provide the name of the Delaware Fund in which you are investing, your account registration/number (if you are an existing shareholder), and the total number of shares or dollar amount of the shares to be purchased, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, deposits in the mail or with such services or receipt at the Funds’ post office box, of purchase orders, do not constitute receipt by the Funds or their agent. Please note that the Funds reserve the right to reject any purchase.

By wire:
Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Delaware Funds by Macquarie Service Center at 800 523-1918 so we can assign you an account number.

By exchange:
You may exchange all or part of your investment in one or more Delaware Funds for shares of other Delaware Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Delaware Funds by Macquarie Service Center at 800 523-1918.

Through automated shareholder services:
You may purchase or exchange shares through our automated telephone service (for Class A shares only), or through our website, delawarefunds.com (for Class A shares only). For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Limitations on exchanges
Shareholders of Transaction Funds may not be able to exchange their shares for shares of non-Transaction Funds at the present time, and vice versa.

Calculating share price.  The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will pay that day’s closing Fund share price, which is based on the Fund’s NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will pay that day’s closing Fund share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day’s closing Fund share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Delaware Fund at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). A Fund does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Fund’s closing share price would still be determined as of that day’s regularly scheduled close of the NYSE. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Boards. For all other securities, we use methods approved by the Boards that are designed to price securities at their fair market values.

Fair valuation.  When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Boards have delegated responsibility for valuing the Funds’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Boards and is subject to the Boards’ oversight.

Document delivery.  To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund’s financial reports and prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Delaware Funds® by Macquarie Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts. Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to redeem shares.  Under normal circumstances, each Fund typically meets redemption requests through its holdings of cash or cash equivalents, the sale of portfolio assets, and/or its ability to redeem in kind (when applicable). During stressed market conditions, the Fund may use lines of credit to meet redemption requests. Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Funds.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. If the NYSE has an unscheduled early close, we will continue to accept your order until that day’s scheduled close of the NYSE and you will receive that day’s closing Fund share price. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. If you purchased your shares by check, those shares are subject to a 15-day hold to ensure your check has cleared. Redemption requests for shares still subject to the hold may be rejected with instructions to resubmit at the conclusion of the holding period.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

Redemption proceeds will be distributed promptly, but not later than seven days after receipt of a redemption request (except as noted above). For direct transactions, redemption proceeds are typically paid the next Business Day after receipt of the redemption request. Redemptions submitted by financial intermediaries typically settle between one and three Business Days after receipt, depending on the settlement cycle requested by the financial intermediary. Settlement could be extended as a result of various factors, including but not limited to redemption amount or other market conditions. Please see the SAI for additional information.

Through your financial intermediary
Your financial intermediary (if applicable) can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge you a separate fee for this service.

Through the Delaware Funds® by Macquarie Service Center
By mail:

You may redeem your shares by mail by writing to: Delaware Funds by Macquarie at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. Redemption requests will not be accepted at any other address. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a medallion signature guarantee for each owner. Medallion signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Delaware Funds by Macquarie Service Center at 800 523-1918 for more information about the medallion signature guarantee requirements.

Please note that redemption orders submitted by mail will not be considered received until such redemption orders arrive at Delaware Funds by Macquarie Service Center at 4400 Computer Drive, Westborough, MA 01581‑1722 and are determined to be in good order. For a redemption request to be in “good order,” you must provide the name of the Delaware Fund whose shares you are redeeming, your account number, account registration, and the total number of shares or dollar amount of the transaction. Redemption requests must be signed by the record owner(s) exactly as the shares are registered, along with meeting any requirements set forth in applicable forms, this Prospectus, or the SAI. The Funds do not consider the US Postal Service or other independent delivery services to be their agent. Therefore, redemption requests placed in the mail or with such services or receipt at the Funds’ post office box, of redemption requests, do not constitute receipt by the Funds or the transfer agent.

By telephone:
You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:
•	By check — Sent to your address of record, provided there has not been an address change in the last 30 days.
•	By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.
•	By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.
•	Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

Through automated shareholder services
You may redeem shares through our automated telephone service or through our website, delawarefunds.com. For more information about how to sign up for these services, call our Delaware Funds by Macquarie Service Center at 800 523-1918.

Redemptions-in-kind
The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions and taxable gains (if such investment was held in a taxable account). Investors bear market risks until securities are sold for cash. See the SAI for more information on redemptions-in-kind.

Low balance accounts.  For Class A shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investment plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

For Class R6 and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days’ written notice to you.

If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days’ written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

Certain accounts held in omnibus, advisory, or asset-allocation programs or programs offered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

Investor services.  To help make investing with us as easy as possible, and to help you build your investments, we offer the investor services described below. Information about the investor services we offer is available free of charge on the Delaware Funds website at delawarefunds.com, including hyperlinks to relevant information in fund offering documents. Availability of these services may be limited by the way your account is registered with Delaware Funds.

Online account access
Online account access is a password-protected area of the Delaware Funds website that gives you access to your account information and allows you to perform transactions in a secure Internet environment.

Electronic delivery
With Delaware Funds eDelivery, you can receive your fund documents electronically instead of via US mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure Internet environment at any time.

Automatic investment plan
The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit
With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Systematic exchange option
With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan
Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchange of shares
You may generally exchange all or part of your shares for shares of the same class of another Delaware Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. See “Limitations of Exchanges” section for more information. Please note that depending on the financial intermediary holding your account, this policy may be unavailable or differ from those described in this proxy statement/prospectus.

On demand service
The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one.

Direct deposit service
Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Macquarie Investment Management does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan
You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares (market timing and disruptive trading).  The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Boards have adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Funds will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds’ market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds’ then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders. While the Funds will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds’ shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund’s shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund’s performance, if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any fund may be subject to disruptive trading activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds’ monitoring procedures to these omnibus accounts and to each participant in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds’ frequent trading policy with respect to an omnibus account, the Funds’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Funds’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Funds’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Funds’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Payments to broker/dealers and other financial intermediaries.  If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Dividends, Distributions and Taxes.

Dividends and distributions
Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually, usually in November or December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.
 Avoid “buying a dividend”
At the time you purchase your Fund shares, a Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.

Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
 Tax considerations
Fund distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.
For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Because the income of the Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. Additionally, other rules applicable to derivatives may accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis of Fund shares you sell or redeem that were purchased or acquired on or after Jan. 1, 2012 (covered shares). Cost basis will be calculated using the Funds’ default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial intermediary or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Funds website at delawarefunds.com as the information becomes available.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
Non-US investors. Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a US person.

Other reporting and withholding requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the US Department of the Treasury of US-owned foreign investment accounts. After Dec. 31, 2018, FATCA withholding would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-US taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
 This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.
Certain management considerations
Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans and asset allocation models. A “529 Plan” is a college savings program that operates under Section 529 of the Internal Revenue Code. Asset allocation models include the Delaware Funds® by Macquarie Premier Advisor Platform, which offers asset allocation models using a mix of Delaware Funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Sales Charges.  The sales charge structure for Class A shares of the Acquired Fund and the Acquiring Fund are identical.  Institutional Class shares of the Acquired Fund and Acquiring Fund are not subject to any sales charges.  Acquired Fund shareholders will not pay any sales charges as a result of the Reorganization.  Subsequent purchase of Class A shares will, however, be subject to applicable sales charges.

Broker-defined sales charge waiver policies

From time to time, shareholders purchasing Fund shares through a brokerage platform or account may be eligible for CDSC sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectuses or the SAIs. The broker-defined sales charge waiver policies for each Fund are identical. For information concerning the Funds’ broker-defined sales charge waiver policies, please see the Funds’ Prospectuses and SAIs.

REASONS FOR THE REORGANIZATIONS
The Acquired Funds and Acquiring Funds share the same Board of Trustees. At a meeting of the Board of Trustees of the Trusts held on May 26-27, 2021 (the Board Meeting), DMC recommended to the Board of each Trust, on behalf of its Acquired Fund and its corresponding Acquiring Fund, that they approve the related Reorganization.  DMC recommended each Reorganization because of the following factors, among others:

•	Each Acquiring Fund and its corresponding Acquired Fund share similar investment objectives, strategies and risks, and identical fundamental investment restrictions.
•
Each Acquiring Fund and its corresponding Acquired Fund have a high degree of portfolio holding overlap and the same portfolio management teams, which should minimize transaction costs due to the Reorganization;

•
Each Acquiring Fund’s net expenses will remain the same following the Reorganization, and, for each Acquired Fund, the Fund’s net expenses are expected to decrease, and the Reorganization will have the effect of reducing the net expense ratio for shareholders of the Acquired Funds.

•	Each Acquiring Fund’s expense limitation agreements will remain in place for a minimum of twelve months following the Reorganization.
•	Each Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and lower operating expenses for shareholders.
•	The reduced number of substantially similar Funds should benefit distribution efforts and shelf space eligibility.
•	The Reorganization will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
•	The costs of the Reorganization will be borne equally by the Acquiring Funds, the Acquired Funds, and DMC.
•	Each Reorganization will be effected on a tax-free basis.

At the Board Meeting, the Board considered and approved the proposed Reorganizations.  The Independent Trustees were advised on this matter by their legal counsel.  The Board received detailed information about:  (1) the investment objectives, strategies, and policies of the Funds; (2) the portfolio management of the Funds; (3) current and future estimated fees and expenses of the Funds; (4) comparative short and long-term investment performance and risk-adjusted performance of the Funds; (5) comparative yield information for each Fund, as applicable; (6) scale benefits through management fee breakpoints and third-party distribution benefits for the Acquiring Funds; (7) the rationale for each Acquiring Fund as the most optimal fit for its corresponding Acquired Fund to reorganize into; (8) allocation of Reorganization expenses; (9) federal income tax consequences of the Reorganization for the Funds’ shareholders; and (10) the general characteristics of the Funds.
The Board also considered alternatives to the Reorganizations, such as the liquidation of the Acquired Funds.  In this instance, an Acquired Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability.  After reviewing the investment strategy and policies of other series within the complex, DMC concluded that each Acquiring Fund was the best merger candidate for its corresponding Acquired Fund due to its similar type of investment strategy, identical portfolio management team, and similar risk profile.  The Board also considered that a merger with an Acquiring Fund would benefit its corresponding Acquired Fund’s shareholders since they will be invested in a larger fund with greater potential to grow its assets.
In considering approval of the Reorganizations, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together.  The Independent Trustees reported that they had considered the above-mentioned factors and reached the following conclusions with respect to their recommendations to the Board.
Based upon their evaluation of the relevant information presented to them, the Board of each Trust, on behalf of its applicable Fund, including a majority of the Independent Trustees of each, determined that the Reorganizations would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganizations.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLAN
This is only a summary of the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Reorganizations be carried out?
The Reorganizations will take place after the parties to the Plan satisfy various conditions.  On the Reorganization Date, each Acquired Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, each Trust, on behalf of the related Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (NYSE) (normally 4:00pm, Eastern Time) on the last business day prior to the Reorganization Date (the Valuation Date).  The value of each Acquired Fund’s net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Funds will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date.  The Acquired Funds will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the related Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Boards.  The Plan may be terminated and the Reorganizations abandoned at any time prior to the Reorganization Date as follows: (1) by mutual consent of the related Trusts; (2) by an Acquiring Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquired Trust or waived by the Acquiring Trust; or (3) by an Acquired Trust if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Acquiring Trust or waived by the Acquired Trust.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganizations (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, are anticipated to be approximately $225,000. These expenses will be split evenly between the Acquired Funds, Acquiring Funds, and DMC.

What are the tax consequences of each Reorganization?
The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Reorganization Date.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of each Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trusts’ legal counsel) will, as a condition to the closing of the Reorganizations, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the corresponding Acquiring Fund, (ii) the Acquiring Funds will not recognize any gain or loss upon receipt by each Acquiring Fund of the corresponding Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

General Limitation on Capital Losses.  Assuming each Reorganization qualifies as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the capital loss carryovers, if any, of its corresponding Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of an Acquired Fund and its corresponding Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Reorganization Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Reorganization Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of an Acquired Fund that may be used by its corresponding Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the Reorganization Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

	Delaware Strategic Income II Fund as of September 30, 2020	Delaware Strategic Income Fund as of July 31, 2020
Aggregate Capital Loss Carryovers	($8,837,333)	($5,094,218)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$847,671	$930,335
Net Assets	$99,327,165	$41,914,852
Approximate Annual Limitation for Capital Losses*	$1,499,840	N/A

	Delaware Floating Rate II Fund as of September 30, 2020	Delaware Floating Rate Fund as of July 31, 2020
Aggregate Capital Loss Carryovers	($9,347,844)	($19,283,807)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$287,118	($2,065,247)
Net Assets	$59,187,984	$116,737,923
Approximate Annual Limitation for Capital Losses*	$893,738	N/A

	Delaware Limited Duration Bond Fund as of September 30, 2020	Delaware Limited-Term Diversified Income Fund as of December 31, 2020
Aggregate Capital Loss Carryovers	($32,795,232)	($37,958,398)
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$2,547,150	$6,518,168
Net Assets	$178,558,114	$439,117,126
Approximate Annual Limitation for Capital Losses*	$2,696,227	N/A
*Based on the long-term tax-exempt rate for ownership changes during April 2021 of 1.51%.  The actual limitation will equal the aggregate NAV of the Acquired Fund on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments of the Acquired Fund on the Closing Date that is recognized in a taxable year.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for each Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Acquired Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Acquired Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Acquired Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Acquired Fund’s.

Acquired Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Delaware Strategic Income II Fund	0.85% as of 9/30/20	Delaware Strategic Income Fund	2.22% as of 7/31/20	1.26%
Delaware Floating Rate II Fund	0.49% as of 9/30/20	Delaware Floating Rate Fund	(1.77%) as of 7/31/20	(1.01%)
Delaware Limited Duration Bond Fund	1.43% as of 9/30/20	Delaware Limited-Term Diversified Income Fund	1.48% as of 12/31/20	1.47%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganizations and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganizations and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund?
Upon the Closing of the Reorganizations, Acquired Fund shares will merge with and into Acquiring Fund shares as follows:

Acquired Funds/Classes	Acquiring Funds/Classes
Delaware Strategic Income II Fund, a series of Delaware Group® Equity Funds IV	Delaware Strategic Income Fund, a series of Delaware Group Government Fund
Class A	Class A
Institutional Class	Institutional Class

Delaware Floating Rate II Fund, a series of Delaware Group Equity Funds IV	Delaware Floating Rate Fund, a series of Delaware Group Income Funds
Class A	Class A
Institutional Class	Institutional Class
Class R6	Class R6

Delaware Limited Duration Bond Fund, a series of Delaware Group Equity Funds IV	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Class A	Class A
Institutional Class	Institutional Class
Class R6	Class R6

Acquired Fund shareholders will receive shares at net asset value of the corresponding Acquiring Fund.  The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the corresponding Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganizations have the same rights and privileges as your shares of the Acquired Funds.

Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  A shareholder meeting may also be called at any time by the Chairman, the President of a Trust, in the absence of the Chairman, or any Vice President or other authorized officer of a Trust, in the absence of the Chairman and the President.

Capital Structure.  Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund’s Institutional Class may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those Classes.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganizations?
REORGANIZATION OF DELAWARE STRATEGIC INCOME II FUND INTO DELAWARE STRATEGIC INCOME FUND
The following table sets forth, as of May 31, 2021, the separate capitalizations of Delaware Strategic Income II Fund (Acquired Fund) and Delaware Strategic Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$ 81,065,816.94	$ 45,315,977.26		$ 126,381,794.20
Total shares outstanding	8,260,426.11	5,280,473.77	1,187,756.40	14,728,656.28

Class A net assets	$ 80,712,764.86	$ 31,861,791.93		$ 112,574,556.79
Class A shares outstanding	8,224,419.83	3,713,869.14	1,182,662.32	13,120,951.29
Class A net asset value per share	$ 9.81	$ 8.58		$ 8.58

Class C net assets	N/A	$ 1,446,189.47		$ 1,446,189.47
Class C shares outstanding	N/A	168,435.64		168,435.64
Class C net asset value per share	N/A	$ 8.59		$ 8.59

Class R net assets	N/A	$178,034.19		$ 178,034.19
Class R shares outstanding	N/A	20,684.09		20,684.09
Class R net asset value per share	N/A	$ 8.61		$ 8.61

Institutional Class net assets	$353,052.08	$11,829,961.67		$12,183,013.75
Institutional Class shares outstanding	36,006.28	1,377,484.91	5,094.08	1,418,585.26

Institutional Class net asset value per share	$9.81	$ 8.59	$ 8.59

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

REORGANIZATION OF DELAWARE FLOATING RATE II FUND INTO DELAWARE FLOATING RATE FUND
The following table sets forth, as of May 31, 2021, the separate capitalizations of Delaware Floating Rate II Fund (Acquired Fund) and Delaware Floating Rate Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.
	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]
(estimated)

(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$ 47,104,441.81	$ 153,731,128.70		$ 200,835,570.51
Total shares outstanding	4,993,615.66	18,632,991.75	716,013.65	24,342,621.06

Class A net assets	$ 29,407,529.06	$ 33,916,199.20		$ 63,323,728.26
Class A shares outstanding	3,116,128.51	4,110,671.07	448,420.46	7,675,220.05
Class A net asset value per share	$ 9.44	$ 8.25		$ 8.25

Class C net assets	N/A	$ 8,844,182.98		$ 8,844,182.98
Class C shares outstanding	N/A	1,072,067.90		1,072,067.90
Class C net asset value per share	N/A	$ 8.25		$ 8.25

Class R net assets	N/A	$ 6,615.67		$ 6,615.67
Class R shares outstanding	N/A	802.18		802.18
Class R net asset value per share	N/A	$ 8.25		$ 8.25

Institutional Class net assets	$ 17,666,590.58	$ 110,964,130.85		$ 128,630,721.43
Institutional Class shares outstanding	1,874,278.30	13,449,450.60	267,126.62	15,590,855.52
Institutional Class net asset value per share	$ 9.43	$ 8.25		$ 8.25

R6 Class net assets	$ 30,322.17	N/A3		$ 30,322.17
R6 Class shares outstanding	3,208.85	N/A3	466.56	3,675.41
R6 Class net asset value per share	$ 9.45	N/A3		$ 8.25

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.
[3] The Acquiring Fund’s Class R6 shares were effective as of July 9, 2021.

REORGANIZATION OF DELAWARE LIMITED DURATION BOND FUND INTO DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND
The following table sets forth, as of May 31, 2021, the separate capitalizations of Delaware Limited Duration Bond Fund (Acquired Fund) and Delaware Limited-Term Diversified Income Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1,2]	Acquiring Fund after Reorganization[1]
				(estimated)

				(unaudited)

	(unaudited)	(unaudited)
Net assets (all classes)	$ 150,826,679.32	$ 386,282,673.05		$ 537,109,352.37
Total shares outstanding	16,101,028.71	46,135,800.50	1,918,885.19	64,155,714.40

Class A net assets	$ 144,350,455.71	$145,462,678.54		$ 289,813,134.25
Class A shares outstanding	15,411,564.68	17,369,143.34	1,834,606.85	34,615,314.87
Class A net asset value per share	$ 9.37	$ 8.37		$ 8.37

Class C net assets	N/A	$ 11,861,882.09		$ 11,861,882.09

Class C shares outstanding	N/A	1,417,494.52		1,417,494.52
Class C net asset value per share	N/A	$ 8.37		$ 8.37

Class R net assets	N/A	$ 927,820.48		$ 927,820.48
Class R shares outstanding	N/A	110,800.12		110,800.12
Class R net asset value per share	N/A	$ 8.37		$ 8.37

Institutional Class net assets	$ 6,423,093.08	$ 223,466,875.67		$ 229,889,968.75
Institutional Class shares outstanding	683,818.01	26,692,998.80	83,576.62	27,460,393.43
Institutional Class net asset value per share	$ 9.39	$ 8.37		$ 8.37

R6 Class net assets	$ 53,130.53	$ 4,563,416.27		$ 4,616,546.80
R6 Class shares outstanding	5,646.02	545,363.72	701.72	551,711.46
R6 Class net asset value per share	$ 9.41	$ 8.37		$ 8.37

[1] Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
[2] Adjustments reflect the costs of the Reorganization incurred by each Fund.

Do the Trustees and Officers own shares of the Funds?
As of May 28, 2021, the officers and Trustees of the Acquired Trust directly owned less than 1% of the outstanding shares of each Class of each Acquired Fund.

As of May 28, 2021, the officers and Trustees of the Acquiring Trusts directly owned less than 1% of the outstanding shares of each Class of each Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of May 28, 2021, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
DELAWARE STRATEGIC INCOME II FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH ST STE 1300 DENVER CO 80202-3304	16.19%
DELAWARE STRATEGIC INCOME II FUND CLASS I	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	46.91%
DELAWARE STRATEGIC INCOME II FUND CLASS I	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 9212	41.34%
DELAWARE STRATEGIC INCOME FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.33%
DELAWARE STRATEGIC INCOME FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.35%
DELAWARE STRATEGIC INCOME FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	5.27%
DELAWARE STRATEGIC INCOME FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33717	22.59%
DELAWARE STRATEGIC INCOME FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	20.31%
DELAWARE STRATEGIC INCOME FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	14.36%
DELAWARE STRATEGIC INCOME FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	10.23%
DELAWARE STRATEGIC INCOME FUND CLASS C	ASCENSUS TRUST COMPANY FBO THREE G'S INC. 401(K) PLAN P.O. BOX 10758 FARGO, ND 58106	7.88%

DELAWARE STRATEGIC INCOME FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.34%
DELAWARE STRATEGIC INCOME FUND CLASS I	SEI PRIVATE TRUST COMPANY C/O REGIONS 1 FREEDOM VALLEY DRIVE OAKS PA 19456	29.24%
DELAWARE STRATEGIC INCOME FUND CLASS I	LINCOLN RETIREMENT SERVICES COMPANY FBO MMH INC RETIREMENT PLAN P.O. BOX 7876 FORT WAYNE IN 46801-7876	14.51%
DELAWARE STRATEGIC INCOME FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	13.42%
DELAWARE STRATEGIC INCOME FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	10.89%
DELAWARE STRATEGIC INCOME FUND CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.39%
DELAWARE STRATEGIC INCOME FUND CLASS R	MATRIX TRUST COMPANY CUST. FBO HARRISON WESTERN CONSTRUCTION401(K) 717 17TH STREET SUITE 1300 DENVER CO 80202	60.31%
DELAWARE STRATEGIC INCOME FUND CLASS R	MG TRUST COMPANY CUST. FBO IMPACT RETIREMENT 401(K) PLAN 717 17TH STREET SUITE 1300 DENVER CO 80202	15.52%
DELAWARE STRATEGIC INCOME FUND CLASS R	ASCENSUS TRUST COMPANY FBO KWANGJA T(K)O FUND RETIREMENT FUND P.O. BOX 10758 FARGO, ND 58106	5.26%
DELAWARE STRATEGIC INCOME FUND CLASS R	ASCENSUS TRUST COMPANY FBO SCHUYLKILL TOWNSHIP P.O. BOX 10758 FARGO, ND 58106	5.13%
DELAWARE FLOATING RATE II FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH ST STE 1300 DENVER CO 80202-3304	13.18%

DELAWARE FLOATING RATE II FUND CLASS A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.99%
DELAWARE FLOATING RATE II FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	95.76%
DELAWARE FLOATING RATE II FUND CLASS R6	MATRIX TRUST COMPANY CUST. FBO NEWTON FINANCIAL SOLUTIONS, LLC 717 17TH STREET SUITE 1300 DENVER CO 80202	39.20%
DELAWARE FLOATING RATE II FUND CLASS R6	MACQUARIE INVESTMENT MANAGEMENT ADVISORS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19106-2354	34.39%
DELAWARE FLOATING RATE II FUND CLASS R6	MATRIX TRUST COMPANY CUST. FBO PENSERV PENSELECT SMARTSAV 717 17TH STREET SUITE 1300 DENVER CO 80202	21.66%
DELAWARE FLOATING RATE FUND CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	22.70%
DELAWARE FLOATING RATE FUND CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	12.25%
DELAWARE FLOATING RATE FUND CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	11.64%
DELAWARE FLOATING RATE FUND CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	7.53%
DELAWARE FLOATING RATE FUND CLASS A	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI	5.52%

	1000 HARBOR BLVD WEEHAWKEN, NJ 07086
DELAWARE FLOATING RATE FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.28%
DELAWARE FLOATING RATE FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33728	34.29%
DELAWARE FLOATING RATE FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.93%
DELAWARE FLOATING RATE FUND CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	10.38%
DELAWARE FLOATING RATE FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.64%
DELAWARE FLOATING RATE FUND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	7.12%
DELAWARE FLOATING RATE FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	6.27%
DELAWARE FLOATING RATE FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.88%
DELAWARE FLOATING RATE FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	22.06%
DELAWARE FLOATING RATE FUND CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	18.91%

DELAWARE FLOATING RATE FUND CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	16.79%
DELAWARE FLOATING RATE FUND CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	11.02%
DELAWARE FLOATING RATE FUND CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	9.38%
DELAWARE FLOATING RATE FUND CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	6.83%
DELAWARE FLOATING RATE FUND CLASS R	MACQUARIE MANAGEMENT HOLDINGS INC C/O RICK SALUS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19106-2354	99.58%
DELAWARE LIMITED DURATION BOND FUND CLASS A	MATRIX TRUST COMPANY CUST. FBO PEN SERV DELAWARE/FORESTERS 717 17TH ST STE 1300 DENVER CO 80202-3304	14.53%
DELAWARE LIMITED DURATION BOND FUND CLASS I	LPL FINANCIAL 4707 EXECUTIVE DR SAN DIEGO CA 92121	55.12%
DELAWARE LIMITED DURATION BOND FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	14.00%
DELAWARE LIMITED DURATION BOND FUND CLASS I	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	11.01%
DELAWARE LIMITED DURATION BOND FUND CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.86%
DELAWARE LIMITED DURATION BOND FUND CLASS I	TD AMERITRADE FBO THE JEFFERY HARRIS TRUST UA JUN 09, 2004	6.51%

	JEFFERY OR FRANKLYN HARRIS TRS 13223 JARVIS AVE LOS ANGELES CA 90061-2251
DELAWARE LIMITED DURATION BOND FUND CLASS R6	PERSHING LLC P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	75.31%
DELAWARE LIMITED DURATION BOND FUND CLASS R6	MACQUARIE INVESTMENT MANAGEMENT ADVISORS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19106-2354	19.73%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	14.24%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	11.83%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	8.83%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	7.22%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.88%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.96%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.26%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER	23.51%

	2801 MARKET ST SAINT LOUIS MO 63103-2523
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	13.00%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	12.05%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33715	9.81%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	9.19%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	8.69%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	6.56%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	27.03%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	19.44%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	12.77%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR	11.04%

	499 WASHINGTON BLVD JERSEY CITY NJ 07310
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	7.24%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	6.02%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	5.96%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	14.18%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	ASCENSUS TRUST COMPANY FBO RBS SPORTS LLC 401K PLAN P.O. BOX 10758 FARGO, ND 58106	12.06%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	9.29%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	LINCOLN NATIONAL LIFE INSURANCE CO 1300 S CLINTON ST FORT WAYNE IN 46802-3506	7.98%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MATRIX TRUST COMPANY CUST. FBO CAPITAL VALVE SERVICE, INC. 717 17TH STREET SUITE 1300 DENVER CO 80202	7.74%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME CLASS R	MID ATLANTIC TRUST COMPANY FBO CREATIVE CHOICE HOMES LLP 401(K) PR 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH, PA 15222	5.64%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND R6	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST SUITE 100 WESTWOOD, MA 02090	42.66%
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND R6	LINCOLN RETIREMENT SERVICES COMPANY FBO MACQUARIE HOLDINGS USA INC 401A	31.94%

PO BOX 7876 FORT WAYNE IN 46801-7876
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND R6	LINCOLN RETIREMENT SERVICES COMPANY FBO MMH INC EMPLOYEES SAV & 401K PO BOX 7876 FORT WAYNE IN 46801-7876	16.90%

MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

•
Transfer Agent: Delaware Investments® Fund Services Company (DIFSC), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie.

•	Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (BNYMIS) provides subtransfer agency services to the Funds.
•
Fund Accountants: The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data.

•
Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

•	Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trusts’ legal counsel.
•	Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.
•	Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

The following information about the Acquiring Funds and Acquired Funds is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Acquired Funds’ Prospectus dated Jan. 28, 2021 (File No. 033-00442) and (ii) the SAI dated [Aug. 2], 2021 (relating to this Prospectus/Information Statement), which have been filed with the SEC.

With respect to the Delaware Strategic Income Fund, more information about the Acquiring Fund is included in: (i) the Acquiring Fund’s Prospectus dated Nov. 27, 2020; (ii) the Acquiring Fund’s SAI dated Nov. 27, 2020, relating to the Acquiring Fund’s Prospectus; (iii)  the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2020; and (iv) the Acquiring Fund’s Semiannual Report to Shareholders for the period ended Jan. 31, 2021. With respect to the Delaware Floating Rate Fund, more information about the Acquiring Fund is included in: (i) the Acquiring Fund’s Prospectus dated Nov. 27, 2020, as amended and restated July 9, 2021; (ii) the Acquiring Fund’s SAI dated Nov. 27, 2020, as amended and restated July 9, 2021, relating to the Acquiring Fund Prospectus; (iii) the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2020; and (iv) the Acquiring Funds’ Semiannual Report to Shareholders for the period ended Jan. 31, 2021. With respect to the Delaware Limited-Term Diversified Income Fund, more information about the Acquiring Fund is included in: (i) the Acquiring Fund’s Prospectus dated April 30, 2021; (ii) the Acquiring Fund’s SAI dated April 30, 2021, relating to the Acquiring Fund Prospectus; (iii) the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended Dec. 31, 2020; and (iv) the Acquiring Fund's Semiannual Report to Shareholders for the period ended June 30, 2020. More information about the Acquired Funds is included in:  (i) the Acquired Funds’ SAI dated Jan. 28, 2021, related to the Acquired Funds’ Prospectus; (ii) the Acquired Funds’ Annual Report to Shareholders for the year ended Sept. 30, 2020; and (iii) the Acquired Funds’ Semiannual Report to Shareholders for the period ended March 31, 2021.

You may request free copies of the Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll‑free at 800 523-1918.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call 202 551-8090 for hours of operation) and regional offices of the SEC. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [_______], 2021 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring

Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees (“Valuation Time”).  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.
(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.  All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Fund (including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;
(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring

Fund’s registration statement on Form N-1A.  To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
5.1. With respect to each Reorganization:
(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
(g) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. With respect to each Reorganization, the applicable Target Fund, its corresponding Acquiring Fund and DMC will each pay one-third of the costs associated with such Reorganization.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
 This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.
Delaware Group Equity Funds IV Delaware Pooled Trust, each on behalf of its respective series identified on Exhibit A hereto
Delaware Group Government Funds
Delaware Group Equity Funds II
Delaware Group Income Funds
Delaware Group Limited-Term
  Government Funds,
each on behalf of its respective series
   identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY	CLOSING DATE

Delaware Strategic Income II Fund, a series of Delaware Group Equity Funds IV	Delaware Strategic Income Fund, a series of Delaware Group Government Funds
Class A	Class A
Institutional	Institutional Class

Delaware Floating Rate II Fund, a series of Delaware Group Equity Funds IV	Delaware Floating Rate Fund, a series of Delaware Group Income Funds
Class A	Class A
Class R6	Class R6
Institutional	Institutional Class

Delaware Limited Duration Bond Fund, a series of Delaware Group Equity Funds IV	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Class A	Class A
Class R6	Class R6
Institutional	Institutional Class

Macquarie Large Cap Value Portfolio, a series of Delaware Pooled Trust	Delaware Value Fund, a series of Delaware Group Equity Funds II
Portfolio Shares	Class R6

Schedule 1.2(b)
Excluded Assets

[None]

Schedule 1.2(c)
Excluded Liabilities

[None]

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations

[None]

Schedule 4.1(t)
Target Fund Tax Returns
[None]

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv)           No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi)             The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii)          No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii)          The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix)            The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, except for the fiscal periods ended prior to Oct. 4, 2019 for the Acquired Funds, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request by calling 800 523-1918.  The information for the six-month period ended March 31, 2021 for Delaware Strategic Income II Fund, Delaware Floating Rate II Fund, and Delaware Limited Duration Bond Fund, and the six-month period ended Jan. 31, 2021 for Delaware Strategic Income Fund and Delaware Floating Rate Fund is unaudited. Delaware Floating Rate Fund Class R6 shares have not commenced operations and, therefore, are not included in the financial highlights.
Financial highlights
Delaware Strategic Income II Fund
	Six months ended 3/31/21[1]	Year ended
Class A shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.44	$9.32	$9.20	$9.53	$9.48	$9.30
Income (loss) from investment operations:
Net investment income[3]	0.16	0.28	0.30	0.31	0.30	0.30
Net realized and unrealized gain (loss)	0.42	0.16	0.12	(0.32)	0.05	0.22
Total from investment operations	0.58	0.44	0.42	(0.01)	0.35	0.52
Less dividends and distributions from:
Net investment income	(0.34)	(0.32)	(0.30)	(0.32)	(0.30)	(0.32)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.34)	(0.32)	(0.30)	(0.32)	(0.30)	(0.34)
Net asset value, end of period	$9.68	$9.44	$9.32	$9.20	$9.53	$9.48
Total return[4]	4.44%	4.89%	4.67%[5]	(0.10%)	3.73%	5.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,463	$99,020	$137,155	$152,180	$162,789	$149,190
Ratio of expenses to average net assets[6]	1.12%	1.14%	0.53%	0.56%	0.57%	0.58%
Ratio of expenses to average net assets prior to fees waived[6]	1.12%	1.14%	0.55%	0.56%	0.57%	0.58%
Ratio of net investment income to average net assets	3.38%	3.00%	3.24%	3.36%	3.24%	3.19%
Ratio of net investment income to average net assets prior to fees waived	3.38%	3.00%	3.22%	3.36%	3.24%	3.19%
Portfolio turnover	30%	244%[6]	70%	58%	37%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Class A shares of First Investors Strategic Income Fund were reorganized into Class A shares of Delaware Strategic Income II Fund. See Notes to Financial Statements. The Class A shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Strategic Income Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Strategic Income II Fund

	Six months ended 3/31/21[1]	Year ended
Institutional Class shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.43	$9.32	$9.19	$9.52	$9.47	$9.29
Income (loss) from investment operations:
Net investment income[3]	0.18	0.30	0.33	0.34	0.29	0.33
Net realized and unrealized gain (loss)	0.43	0.15	0.13	(0.32)	0.09	0.23
Total from investment operations	0.61	0.45	0.46	0.02	0.38	0.56
Less dividends and distributions from:
Net investment income	(0.37)	(0.34)	(0.33)	(0.35)	(0.33)	(0.36)
Net realized gain	—	—	—	—	—	(0.02)
Total dividends and distributions	(0.37)	(0.34)	(0.33)	(0.35)	(0.33)	(0.38)
Net asset value, end of period	$9.67	$9.43	$9.32	$9.19	$9.52	$9.47
Total return[4]	4.57%	5.06%	5.11%[5]	0.22%	4.14%	6.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$313	$307	$566	$759	$963	$415
Ratio of expenses to average net assets[6]	0.87%	0.89%	0.19%	0.21%	0.18%	0.17%
Ratio of expenses to average net assets prior to fees waived[6]	0.87%	0.89%	0.21%	0.21%	0.18%	0.17%
Ratio of net investment income to average net assets	3.65%	3.24%	3.60%	3.70%	3.66%	3.59%
Ratio of net investment income to average net assets prior to fees waived	3.65%	3.24%	3.58%	3.70%	3.66%	3.59%
Portfolio turnover	30%	244%[7]	70%	58%	37%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Adviser Class shares of First Investors Strategic Income Fund were reorganized into Institutional Class shares of Delaware Strategic Income II Fund. See Notes to Financial Statements. The Institutional Class shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Strategic Income Fund Adviser Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Strategic Income Fund

	Six months ended 1/31/21[1]	Year ended
Class A shares	(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$8.24	$8.07	$8.01	$8.41	$8.57	$8.43
Income (loss) from investment operations:
Net investment income[2]	0.15	0.29	0.32	0.32	0.24	0.15
Net realized and unrealized gain (loss)	0.38	0.20	0.08	(0.37)	(0.10)	0.20
Total from investment operations	0.53	0.49	0.40	(0.05)	0.14	0.35
Less dividends and distributions from:
Net investment income	(0.16)	(0.32)	(0.27)	(0.32)	(0.30)	(0.20)
Return of capital	—	—[3]	(0.07)	(0.03)	—	(0.01)
Total dividends and distributions	(0.16)	(0.32)	(0.34)	(0.35)	(0.30)	(0.21)
Net asset value, end of period	$8.61	$8.24	$8.07	$8.01	$8.41	$8.57
Total return[4]	6.48%	6.27%	5.20%	(0.62%)	1.73%	4.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,735	$29,793	$31,032	$33,912	$51,220	$69,524
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.84%	0.88%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	1.50%	1.52%	1.50%	1.35%	1.29%	1.21%
Ratio of net investment income to average net assets	3.64%	3.66%	4.09%	3.83%	2.84%	1.80%
Ratio of net investment income to average net assets prior to fees waived	2.98%	2.98%	3.43%	3.36%	2.45%	1.49%
Portfolio turnover	36%	130%	106%	125%	210%	316%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Financial highlights
Delaware Strategic Income Fund

	Six months ended 1/31/21[1]	Year ended
Institutional Class shares	(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$8.25	$8.08	$8.02	$8.42	$8.58	$8.44
Income (loss) from investment operations:
Net investment income[2]	0.17	0.31	0.34	0.34	0.26	0.17
Net realized and unrealized gain (loss)	0.37	0.20	0.08	(0.37)	(0.10)	0.20
Total from investment operations	0.54	0.51	0.42	(0.03)	0.16	0.37
Less dividends and distributions from:
Net investment income	(0.17)	(0.34)	(0.29)	(0.34)	(0.32)	(0.22)
Return of capital	—	—[3]	(0.07)	(0.03)	—	(0.01)
Total dividends and distributions	(0.17)	(0.34)	(0.36)	(0.37)	(0.32)	(0.23)
Net asset value, end of period	$8.62	$8.25	$8.08	$8.02	$8.42	$8.58
Total return[4]	6.61%	6.53%	5.47%	(0.36%)	1.99%	4.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,411	$9,845	$16,457	$28,366	$33,820	$52,081
Ratio of expenses to average net assets[5]	0.59%	0.59%	0.59%	0.63%	0.65%	0.65%
Ratio of expenses to average net assets prior to fees waived[5]	1.25%	1.27%	1.25%	1.10%	1.04%	0.96%
Ratio of net investment income to average net assets	3.89%	3.91%	4.34%	4.08%	3.09%	2.05%
Ratio of net investment income to average net assets prior to fees waived	3.23%	3.23%	3.68%	3.61%	2.70%	1.74%
Portfolio turnover	36%	130%	106%	125%	210%	316%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Financial highlights
Delaware Floating Rate II Fund

	Six months ended 3/31/21[1]	Year ended
Class A shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.28	$9.58	$9.71	$9.67	$9.66	$9.58
Income (loss) from investment operations:
Net investment income[3]	0.20	0.40	0.39	0.32	0.27	0.27
Net realized and unrealized gain (loss)	0.35	(0.32)	(0.13)	0.04	0.05	0.09
Total from investment operations	0.55	0.08	0.26	0.36	0.32	0.36
Less dividends and distributions from:
Net investment income	(0.41)	(0.38)	(0.39)	(0.32)	(0.31)	(0.28)
Total dividends and distributions	(0.41)	(0.38)	(0.39)	(0.32)	(0.31)	(0.28)
Net asset value, end of period	$9.42	$9.28	$9.58	$9.71	$9.67	$9.66
Total return[4]	4.03%[5]	1.00%[5]	2.71%	3.83%[5]	3.47%[5]	3.69%[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,104	$37,672	$64,136	$68,567	$66,769	$61,243
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived[6]	1.23%	1.24%	1.10%	1.21%	1.24%	1.27%
Ratio of net investment income to average net assets	4.28%	4.28%	4.12%	3.25%	2.90%	2.86%
Ratio of net investment income to average net assets prior to fees waived	4.10%	4.09%	4.12%	3.14%	2.76%	2.69%
Portfolio turnover	54%	176%[7]	88%	60%	89%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Class A shares of First Investors Floating Rate Fund were reorganized into Class A shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Class A shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Floating Rate Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Floating Rate II Fund

	Six months ended 3/31/21[1]	Year ended
Institutional Class shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.27	$9.57	$9.72	$9.68	$9.65	$9.58
Income (loss) from investment operations:
Net investment income[3]	0.21	0.41	0.39	0.34	0.26	0.29
Net realized and unrealized gain (loss)	0.35	(0.31)	(0.13)	0.04	0.09	0.08
Total from investment operations	0.56	0.10	0.26	0.38	0.35	0.37
Less dividends and distributions from:
Net investment income	(0.43)	(0.40)	(0.41)	(0.34)	(0.32)	(0.30)
Total dividends and distributions	(0.43)	(0.40)	(0.41)	(0.34)	(0.32)	(0.30)
Net asset value, end of period	$9.40	$9.27	$9.57	$9.72	$9.68	$9.65
Total return[4]	4.11%	1.17%	2.72%	4.03%	3.70%	3.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,989	$21,481	$40,542	$144,799	$98,958	$61,844
Ratio of expenses to average net assets[5]	0.86%	0.91%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	0.98%	1.01%	0.84%	0.86%	0.92%	0.98%
Ratio of net investment income to average net assets	4.47%	4.44%	4.09%	3.46%	3.07%	3.06%
Ratio of net investment income to average net assets prior to fees waived	4.35%	4.34%	4.15%	3.50%	3.05%	2.98%
Portfolio turnover	54%	176%[6]	88%	60%	89%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Adviser Class shares of First Investors Floating Rate Fund were reorganized into Institutional Class shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Institutional Class shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Floating Rate Fund Adviser Class shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Floating Rate II Fund

	Six months ended 3/31/21[1]	Year ended
Class R6 shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	9.29	$9.59	$9.71	$9.67	$9.64	$9.57
Income (loss) from investment operations:
Net investment income[3]	0.22	0.44	0.41	0.36	0.26	0.31
Net realized and unrealized gain (loss)	0.36	(0.33)	(0.11)	0.04	0.11	0.08
Total from investment operations	0.58	0.11	0.30	0.40	0.37	0.39
Less dividends and distributions from:
Net investment income	(0.44)	(0.41)	(0.42)	(0.36)	(0.34)	(0.32)
Total dividends and distributions	(0.44)	(0.41)	(0.42)	(0.36)	(0.34)	(0.32)
Net asset value, end of period	$9.43	$9.29	$9.59	$9.71	$9.67	$9.64
Total return[4]	4.29%	1.33%	3.21%	4.20%	3.87%	4.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24	$35	$497	$32,019	$21,277	$11,456
Ratio of expenses to average net assets[5]	0.74%	0.77%	0.75%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to fees waived[5]	0.91%	0.97%	0.78%	0.75%	0.80%	0.83%
Ratio of net investment income to average net assets	4.62%	4.61%	4.31%	3.68%	3.23%	3.27%
Ratio of net investment income to average net assets prior to fees waived	4.45%	4.41%	4.28%	3.63%	3.13%	3.14%
Portfolio turnover	54%	176%[6]	88%	60%	89%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Institutional Class shares of First Investors Floating Rate Fund were reorganized into Class R6 shares of Delaware Floating Rate II Fund. See Notes to Financial Statements. The Class R6 shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Floating Rate Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Floating Rate Fund

	Six months ended 1/31/21[1]	Year ended
Class A shares	(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$7.90	$8.28	$8.34	$8.39	$8.29	$8.42
Income (loss) from investment operations:
Net investment income[2]	0.16	0.38	0.43	0.35	0.20	0.17
Net realized and unrealized gain (loss)	0.29	(0.39)	(0.06)	(0.03)	0.11	(0.15)
Total from investment operations	0.45	(0.01)	0.37	0.32	0.31	0.02
Less dividends and distributions from:
Net investment income	(0.15)	(0.37)	(0.43)	(0.37)	(0.19)	(0.12)
Return of capital	—	—[3]	—[3]	—[3]	(0.02)	(0.03)
Total dividends and distributions	(0.15)	(0.37)	(0.43)	(0.37)	(0.21)	(0.15)
Net asset value, end of period	$8.20	$7.90	$8.28	$8.34	$8.39	$8.29
Total return[4]	6.08%[5]	(0.02%)[5]	4.62%[5]	3.85%[5]	3.82%	0.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,141	$23,727	$38,669	$38,701	$49,486	$57,985
Ratio of expenses to average net assets[6]	0.94%	0.94%	0.94%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to fees waived[6]	1.06%	1.05%	0.99%	0.98%	0.97%	0.96%
Ratio of net investment income to average net assets	3.99%	4.77%	5.22%	4.22%	2.41%	2.09%
Ratio of net investment income to average net assets prior to fees waived	3.87%	4.66%	5.17%	4.21%	2.41%	2.09%
Portfolio turnover	60%	125%	143%	157%	173%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Financial highlights
Delaware Floating Rate Fund

	Six months ended 1/31/21[1]	Year ended
Institutional Class shares	(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
Net asset value, beginning of period	$7.90	$8.28	$8.34	$8.39	$8.29	$8.42
Income (loss) from investment operations:
Net investment income[2]	0.17	0.40	0.45	0.37	0.22	0.19
Net realized and unrealized gain (loss)	0.29	(0.39)	(0.06)	(0.03)	0.11	(0.15)
Total from investment operations	0.46	0.01	0.39	0.34	0.33	0.04
Less dividends and distributions from:
Net investment income	(0.16)	(0.39)	(0.45)	(0.39)	(0.21)	(0.14)
Return of capital	—	—[3]	—[3]	—[3]	(0.02)	(0.03)
Total dividends and distributions	(0.16)	(0.39)	(0.45)	(0.39)	(0.23)	(0.17)
Net asset value, end of period	$8.20	$7.90	$8.28	$8.34	$8.39	$8.29
Total return[4]	6.21%[5]	0.23%[5]	4.88%[5]	4.11%[5]	4.08%	0.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,169	$79,391	$82,643	$144,258	$190,698	$185,674
Ratio of expenses to average net assets[6]	0.69%	0.69%	0.69%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to fees waived[6]	0.81%	0.80%	0.74%	0.73%	0.72%	0.71%
Ratio of net investment income to average net assets	4.24%	5.02%	5.47%	4.47%	2.66%	2.34%
Ratio of net investment income to average net assets prior to fees waived	4.12%	4.91%	5.42%	4.46%	2.66%	2.34%
Portfolio turnover	60%	125%	143%	157%	173%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Financial highlights
Delaware Limited Duration Bond Fund

	Six months ended 3/31/21[1]	Year ended
Class A shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.43	$9.31	$9.17	$9.47	$9.66	$9.76
Income from investment operations:
Net investment income (loss)[3]	0.04	0.15	0.21	—	0.08	(0.03)
Net realized and unrealized gain (loss)	0.09	0.17	0.19	(0.05)	(0.06)	0.15
Total from investment operations	0.13	0.32	0.40	(0.05)	0.02	0.12
Less dividends and distributions from:
Net investment income	(0.19)	(0.20)	(0.26)	(0.25)	(0.21)	(0.22)
Total dividends and distributions	(0.19)	(0.20)	(0.26)	(0.25)	(0.21)	(0.22)
Net asset value, end of period	$9.37	$9.43	$9.31	$9.17	$9.47	$9.66
Total return[4]	0.45%	3.56%	4.37%	(0.52%)	0.22%	1.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,291	$169,570	$220,830	$247,902	$62,841	$48,342
Ratio of expenses to average net assets[5]	0.74%	0.74%	0.79%	0.89%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.06%	0.99%	1.11%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets	0.91%	1.57%	2.22%	0.02%	0.85%	(0.25%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.64%	1.25%	2.02%	(0.20%)	0.68%	(0.43%)
Portfolio turnover	86%	162%[6]	87%	102%	60%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Class A shares of First Investors Limited Duration Bond Fund were reorganized into Class A shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Class A shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Class A shares.

[3]	The average shares outstanding have been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Limited Duration Bond Fund

	Six months ended 3/31/21[1]	Year ended
Institutional Class shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.46	$9.34	$9.20	$9.50	$9.69	$9.80
Income from investment operations:
Net investment income[3]	0.05	0.18	0.23	0.03	0.13	—
Net realized and unrealized gain (loss)	0.10	0.17	0.19	(0.05)	(0.08)	0.14
Total from investment operations	0.15	0.35	0.42	(0.02)	0.05	0.14
Less dividends and distributions from:
Net investment income	(0.22)	(0.23)	(0.28)	(0.28)	(0.24)	(0.25)
Total dividends and distributions	(0.22)	(0.23)	(0.28)	(0.28)	(0.24)	(0.25)
Net asset value, end of period	$9.39	$9.46	$9.34	$9.20	$9.50	$9.69
Total return[4]	0.45%	3.80%	4.65%	(0.25%)	0.54%	1.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,659	$8,680	$56,209	$35,498	$31,638	$50,645
Ratio of expenses to average net assets[5]	0.50%	0.51%	0.51%	0.62%	0.75%	0.75%
Ratio of expenses to average net assets prior to fees waived[5]	0.76%	0.82%	0.69%	0.84%	1.02%	1.01%
Ratio of net investment income to average net assets	1.15%	1.96%	2.47%	0.33%	1.14%	0.04%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.89%	1.65%	2.29%	0.11%	0.87%	(0.22%)
Portfolio turnover	86%	162%[6]	87%	102%	60%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Adviser Class shares of First Investors Limited Duration Bond Fund were reorganized into Institutional Class shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Institutional Class shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Adviser Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Limited Duration Bond Fund

	Six months ended 3/31/21[1]	Year ended
Class R6 shares	(Unaudited)	9/30/20[2]	9/30/19	9/30/18	9/30/17	9/30/16
Net asset value, beginning of period	$9.48	$9.35	$9.21	$9.52	$9.70	$9.81
Income from investment operations:
Net investment income[3]	0.06	0.20	0.25	0.04	0.11	0.02
Net realized and unrealized gain (loss)	0.10	0.17	0.19	(0.06)	(0.04)	0.14
Total from investment operations	0.16	0.37	0.44	(0.02)	0.07	0.16
Less dividends and distributions from:
Net investment income	(0.23)	(0.24)	(0.30)	(0.29)	(0.25)	(0.27)
Total dividends and distributions	(0.23)	(0.24)	(0.30)	(0.29)	(0.25)	(0.27)
Net asset value, end of period	$9.41	$9.48	$9.35	$9.21	$9.52	$9.70
Total return[4]	0.53%	4.06%	4.83%	(0.19%)	0.77%	1.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53	$308	$47,965	$38,822	$41,065	$22,296
Ratio of expenses to average net assets[5]	0.36%	0.35%	0.36%	0.47%	0.60%	0.60%
Ratio of expenses to average net assets prior to fees waived[5]	0.73%	0.59%	0.56%	0.68%	0.82%	0.82%
Ratio of net investment income to average net assets	1.31%	2.14%	2.64%	0.46%	1.30%	0.20%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.94%	1.90%	2.44%	0.25%	1.08%	(0.02%)
Portfolio turnover	86%	162%[6]	87%	102%	60%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
On Oct. 4, 2019, Institutional Class shares of First Investors Limited Duration Bond Fund were reorganized into Class R6 shares of Delaware Limited Duration Bond Fund. See Notes to Financial Statements. The Class R6 shares' financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Limited Duration Bond Fund Institutional Class shares.

[3]	The average shares outstanding have been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Sept. 30, 2020 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial highlights
Delaware Limited-Term Diversified Income Fund

	Year ended
Class A shares	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$8.27	$8.14	$8.46	$8.48	$8.43
Income (loss) from investment operations:
Net investment income[2]	0.11	0.21	0.20	0.16	0.12
Net realized and unrealized gain (loss)	0.23	0.15	(0.29)	0.02	0.08
Total from investment operations	0.34	0.36	(0.09)	0.18	0.20
Less dividends and distributions from:
Net investment income	(0.14)	(0.20)	(0.19)	(0.15)	(0.14)
Return of capital	(0.03)	(0.03)	(0.04)	(0.05)	(0.01)
Total dividends and distributions	(0.17)	(0.23)	(0.23)	(0.20)	(0.15)
Net asset value, end of period	$8.44	$8.27	$8.14	$8.46	$8.48
Total return[3]	4.16%	4.51%	(1.08%)	2.11%	2.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,185	$137,798	$168,003	$382,353	$437,803
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.60%	0.74%	0.81%
Ratio of expenses to average net assets prior to fees waived[4]	0.96%	0.96%	0.95%	0.94%	0.92%
Ratio of net investment income to average net assets	1.32%	2.58%	2.46%	1.95%	1.36%
Ratio of net investment income to average net assets prior to fees waived	0.90%	2.16%	2.11%	1.75%	1.25%
Portfolio turnover	224%	123%	130%	151%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Financial highlights
Delaware Limited-Term Diversified Income Fund

	Year ended
Institutional Class shares	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$8.27	$8.14	$8.46	$8.47	$8.43
Income (loss) from investment operations:
Net investment income[2]	0.12	0.23	0.22	0.18	0.13
Net realized and unrealized gain (loss)	0.23	0.15	(0.30)	0.02	0.07
Total from investment operations	0.35	0.38	(0.08)	0.20	0.20
Less dividends and distributions from:
Net investment income	(0.15)	(0.22)	(0.20)	(0.16)	(0.15)
Return of capital	(0.03)	(0.03)	(0.04)	(0.05)	(0.01)
Total dividends and distributions	(0.18)	(0.25)	(0.24)	(0.21)	(0.16)
Net asset value, end of period	$8.44	$8.27	$8.14	$8.46	$8.47
Total return[3]	4.31%	4.67%	(0.93%)	2.39%	2.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$262,775	$249,667	$240,614	$266,274	$377,595
Ratio of expenses to average net assets[4]	0.39%	0.39%	0.45%	0.59%	0.66%
Ratio of expenses to average net assets prior to fees waived[4]	0.71%	0.71%	0.70%	0.69%	0.67%
Ratio of net investment income to average net assets	1.47%	2.73%	2.61%	2.10%	1.51%
Ratio of net investment income to average net assets prior to fees waived	1.15%	2.41%	2.36%	2.00%	1.50%
Portfolio turnover	224%	123%	130%	151%	124%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

Financial highlights
Delaware Limited-Term Diversified Income Fund

	Year ended			5/1/17[2] to
Class R6 shares	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$8.27	$8.14	$8.45	$8.50
Income (loss) from investment operations:
Net investment income[3]	0.13	0.23	0.22	0.12
Net realized and unrealized gain (loss)	0.23	0.15	(0.28)	(0.03)
Total from investment operations	0.36	0.38	(0.06)	0.09
Less dividends and distributions from:
Net investment income	(0.16)	(0.22)	(0.21)	(0.09)
Return of capital	(0.03)	(0.03)	(0.04)	(0.05)
Total dividends and distributions	(0.19)	(0.25)	(0.25)	(0.14)
Net asset value, end of period	$8.44	$8.27	$8.14	$8.45
Total return[4]	4.38%	4.74%	(0.75%)	1.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,646	$3,059	$1,631	$1,634
Ratio of expenses to average net assets[5]	0.32%	0.32%	0.38%	0.52%
Ratio of expenses to average net assets prior to fees waived[5]	0.63%	0.64%	0.62%	0.61%
Ratio of net investment income to average net assets	1.54%	2.80%	2.68%	2.11%
Ratio of net investment income to average net assets prior to fees waived	1.23%	2.48%	2.44%	2.02%
Portfolio turnover	224%	123%	130%	151%[6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire period.

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated [Aug. 2], 2021

Acquisition of the Assets of:
DELAWARE STRATEGIC INCOME II FUND (a series of Delaware Group® Equity Funds IV)
By and in exchange for shares of:
DELAWARE STRATEGIC INCOME FUND (a series of Delaware Group Government Fund)

Acquisition of the Assets of:
DELAWARE FLOATING RATE II FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE FLOATING RATE FUND (a series of Delaware Group Income Funds)

Acquisition of the Assets of:
DELAWARE LIMITED DURATION BOND FUND (a series of Delaware Group Equity Funds IV)
By and in exchange for shares of:
DELAWARE LIMITED-TERM DIVERSIFIED INCOME FUND (a series of Delaware Group Limited-Term Government Funds)

Delaware Funds® by Macquarie
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [Aug. 2], 2021 (the “Prospectus/Information Statement”) relating to the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Fund identified below under the heading “Acquired Funds”, each a series of Delaware Group Equity Funds IV (each, an “Acquired Fund” and collectively, the “Acquired Funds”), into the corresponding series identified below under the heading “Acquiring Funds”, each a series of Delaware Group Government Funds, Delaware Group Income Funds, or Delaware Group Limited-Term Diversified Income Funds (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

Acquired Funds	Acquiring Funds
Delaware Strategic Income II Fund, a series of Delaware Group® Equity Funds IV	Delaware Strategic Income Fund, a series of Delaware Group Government Fund
Delaware Floating Rate II Fund, a series of Delaware Group Equity Funds IV	Delaware Floating Rate Fund, a series of Delaware Group Income Funds
Delaware Limited Duration Bond Fund, a series of Delaware Group Equity Funds IV	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds

1

The Prospectus/Information Statement relating to the above referenced matter may be obtained without charge from Delaware Group Equity Funds IV, on behalf of Delaware Strategic Income II Fund, Delaware Floating Rate II Fund, and Delaware Limited Duration Bond Fund; Delaware Group Government Fund, on behalf of Delaware Strategic Income Fund; Delaware Group Income Funds, on behalf of Delaware Floating Rate Fund; or Delaware Group Limited-Term Government Funds on behalf of Delaware Limited-Term Diversified Income Fund, by calling the telephone number above or by writing to the Delaware Group Equity Funds IV, Delaware Group Government Fund, Delaware Group Income Funds, or Delaware Group Limited-Term Government Funds at: P.O. Box 9876 Providence, RI 02940-8076 (regular mail) or 4400 Computer Drive Westborough, MA 01581-1722 (overnight courier service).
2

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	4
INCORPORATION OF DOCUMENTS BY REFERENCE	4
SUPPLEMENTAL FINANCIAL INFORMATION	6

3

GENERAL INFORMATION
The Board of Trustees (“Board”) of each of the Delaware Group Equity Funds IV, Delaware Group Government Fund, Delaware Group Income Funds, and Delaware Group Limited-Term Government Funds reviewed and approved an Agreement and Plan of Reorganization (a “Plan”) that provides for the Reorganization of each Acquired Fund with and into the corresponding Acquiring Fund. The Boards determined that each Reorganization is in the best interests of the related Acquired Fund and Acquiring Fund and that the interests of shareholders of each Acquiring Fund will not be diluted as a result of the Reorganization.
Each Acquired Fund is a series of Delaware Group Equity Funds IV (the “Acquired Trust”) and each Acquiring Fund is a series of a corresponding Acquiring Trust (each, an “Acquiring Trust” and collectively, the “Acquiring Trusts”).
Pursuant to the Plan, the reorganization of each Acquired Fund listed below into the corresponding Acquiring Fund will consist of: (i) the acquisition by each Acquiring Trust, on behalf of an Acquiring Fund, of all of the property, assets and goodwill of the corresponding Acquired Fund in exchange solely for shares of beneficial interest, with no par value, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by each Acquiring Trust, on behalf of an Acquiring Fund, of the liabilities of the applicable Acquired Fund as set forth in the Plan; (iii) the distribution of each Acquiring Fund’s shares to the shareholders of the applicable Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

Acquired Funds	Acquiring Funds
Delaware Strategic Income II Fund, a series of Delaware Group® Equity Funds IV	Delaware Strategic Income Fund, a series of Delaware Group Government Fund
Delaware Floating Rate II Fund, a series of Delaware Group Equity Funds IV	Delaware Floating Rate Fund, a series of Delaware Group Income Funds
Delaware Limited Duration Bond Fund, a series of Delaware Group Equity Funds IV	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganizations consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED FUNDS

•
Statement of Additional Information dated Jan. 28, 2021 for Delaware Group Equity Funds IV, with respect to Delaware Strategic Income II Fund (filed via EDGAR on Jan. 28, 2021, Accession No. 0001145443-21-000038).

•
Supplement dated April 30, 2021 to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Strategic Income II Fund (filed via EDGAR on April 30, 2021, Accession No. 0001137439-21-000370).

•	The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal
4

•
year ended Sept. 30, 2020, with respect to Delaware Strategic Income II Fund (filed via EDGAR on Dec. 7, 2020, Accession No. 0001206774-20-003141).

Statement of Additional Information dated Jan. 28, 2021 for Delaware Group Equity Funds IV, with respect to Delaware Floating Rate II Fund (filed via EDGAR on Jan. 28, 2021, Accession No. 0001145443-21-000038).

•
Supplement dated April 30, 2021 to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Floating Rate II Fund (filed via EDGAR on April 30, 2021, Accession No. 0001137439-21-000370).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended Sept. 30, 2020, with respect to Delaware Floating Rate II Fund (filed via EDGAR on Dec. 7, 2020, Accession No. 0001206774-20-003141).

•
Statement of Additional Information dated Jan. 28, 2021 for Delaware Group Equity Funds IV, with respect to Delaware Limited Duration Bond Fund (filed via EDGAR on Jan. 28, 2021, Accession No. 0001145443-21-000038).

•
Supplement dated April 30, 2021 to the Statement of Additional Information, for Delaware Group Equity Funds IV, with respect to Delaware Limited Duration Bond Fund (filed via EDGAR on April 30, 2021, Accession No. 0001137439-21-000370).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Equity Funds IV Annual Report to Shareholders for the fiscal year ended Sept. 30, 2020, with respect to Delaware Limited Duration Bond Fund (filed via EDGAR on Dec. 7, 2020, Accession No. 0001206774-20-003141).

ACQUIRING FUNDS

•
Statement of Additional Information dated Nov. 27, 2020 for Delaware Group Government Fund, with respect to Delaware Strategic Income Fund (filed via EDGAR on Nov. 27, 2020, Accession No. 0001145443-20-000541).

•
Supplement dated Dec. 18, 2020 to the Statement of Additional Information, for Delaware Group Government Fund, with respect to Delaware Strategic Income Fund (filed via EDGAR on Dec. 18, 2020, Accession No. 0001137439-20-000988).

•
Supplement dated April 30, 2021 to the Statement of Additional Information, for Delaware Group Government Fund, with respect to Delaware Strategic Income Fund (filed via EDGAR on April 30, 2021, Accession No. 0001137439-21-000370).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Government Fund Annual Report to Shareholders for the fiscal year ended July 31, 2020, with respect to Delaware Strategic Income Fund (filed via EDGAR on Oct. 7, 2020, Accession No. 0001206774-20-002848).

•	Statement of Additional Information dated July 9, 2021 for Delaware Group Income Funds, with respect to Delaware Floating Rate Fund (filed via EDGAR on July 9, 2021, Accession No. [________]).
•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Income Funds Annual Report to Shareholders for the fiscal year ended July 31, 2020, with respect to Delaware Floating Rate Fund (filed via EDGAR on Oct. 7, 2020, Accession No. 0001206774-20-002849).

•
Statement of Additional Information dated April 30, 2021 for Delaware Group Limited-Term Government Funds, with respect to Delaware Limited-Term Diversified Income Fund (filed via EDGAR on April 29, 2021, Accession No. 0001145443-21-000278).

5

•
Supplement dated April 30, 2021 to the Statement of Additional Information, for Delaware Group Limited-Term Government Funds, with respect to Delaware Limited-Term Diversified Income Fund (filed via EDGAR on April 30, 2021, Accession No. 0001137439-21-000370).

•
The audited financial statements and related report of the independent public accounting firm included in the Delaware Group Limited-Term Government Funds Annual Report to Shareholders for the fiscal year ended Dec. 31, 2020, with respect to Delaware Limited-Term Diversified Income Fund (filed via EDGAR 0001206774-21-000628).

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of each Acquiring Fund and each Acquired Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, are included in the “INFORMATION ABOUT THE FUNDS” section of the Prospectus/Information Statement.

The Reorganizations will not result in any material changes to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Funds. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, following the Reorganizations, changes to the Acquiring Funds’ portfolios are expected to be made.

Additionally, there are no material differences in the accounting policies of the Acquired Funds as compared to those of each corresponding Acquiring Fund.

6

PART C
(Delaware Group® Income Funds)
N-14
OTHER INFORMATION
Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 91 filed November 25, 2015.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.
(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.
(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 75 filed August 26, 2009.
(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 76 filed November 25, 2009.
(iv) Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 91 filed November 25, 2015.
(b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.
	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 91 filed November 25, 2015.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 78 filed February 25, 2010.

(i) Executed Amendment No. 3 (October 29, 2014) to Exhibit A to the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 88 filed November 26, 2014.
(b)
Executed Investment Advisory Expense Limitation Letter (November 20, 2020) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 111 filed November 27, 2020.

(c)
Executed Sub-Advisory Agreement (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 111 filed November 27, 2020.

(i)
Executed Amendment No. 1 (December 6, 2019) to Schedule 1 of the Sub-Advisory Agreement between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 111 filed November 27, 2020.

(d)
Executed Investment Advisory Expense Limitation Letter (April 6, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant on behalf of Delaware High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 116 filed April 12, 2021.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
(i)
Executed Amended and Restated Distribution Agreement (February 25, 2016) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 97 filed November 23, 2016.

(ii)
Executed Distribution Expense Limitation Letter (December 12, 2008) between Delaware Distributors, L.P. and the Registrant, on behalf of the Delaware High-Yield Opportunities Fund, incorporated into this filing by reference to Post-Effective Amendment No. 1 on Form N-14 (File No. 333-156151) filed May 26, 2009.

(iii)
Executed Amendment No. 2 (January 31, 2019) to Schedule I to the Amended and Restated Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 109 filed November 26, 2019.

	(b)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 105 filed November 27, 2018.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 105 filed November 27, 2018.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 105 filed November 27, 2018.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed November 26, 2008.

(i) Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 88 filed November 26, 2014.
(ii) Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 103 filed November 28, 2017.
(b)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 79 filed September 30, 2010.
(ii) Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 78 filed February 25, 2010.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.
	(b)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.
	(c)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.
	(d)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (November 18, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 111 filed November 27, 2020.

(i)
Updated Appendix A (April 19, 2021) to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 117 filed April 20, 2021

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (June 2021) relating to the Registrant attached as Exhibit No. EX-99.11.a.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters to be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.
		(ii)	Executed Amendment No. 3 (October 29, 2014) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 88 filed November 26, 2014.
		(iii)	Executed Amended and Restated Schedule B (July 1, 2018) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 105 filed November 27, 2018.
(iv)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 88 filed November 26, 2014.

(b)
Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 88 filed November 26, 2014.

(i)
Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 103 filed November 28, 2017.

(c)
Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 88 filed November 26, 2014.

(i)
Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 88 filed November 26, 2014.

(ii)
Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 103 filed November 28, 2017.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
		(a)	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Equity Funds IV attached as Exhibit No. EX-99.14.a.
		(b)	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Government Fund attached as Exhibit No. EX-99.14.b.
		(c)	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Income Funds attached as Exhibit No. EX-99.14.c.
		(d)	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Limited-Term Government Funds attached as Exhibit No. EX-99.14.d.
	(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
		(a)	Powers of Attorney (May/June 2021) attached as Exhibit No. EX-99.16.a.
	(17)	Any additional exhibits which the Registrant may wish to file.
(a)
Code of Ethics for Macquarie Investment Management, Delaware Funds® by Macquarie and Optimum Fund Trust (September 8, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 112 filed January 29, 2021.

		(b)	Code of Ethics for Macquarie Investment Management Europe Limited (September 2017) incorporated into this filing by reference to Post-Effective Amendment No. 109 filed November 26, 2019.
		(c)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (August 2018) incorporated into this filing by reference to Post-Effective Amendment No. 109 filed November 26, 2019.
		(d)	Code of Ethics for Macquarie Investment Management Global Limited (June 2016) incorporated into this filing by reference to Post-Effective Amendment No. 109 filed November 26, 2019.
Item 17.	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on this 25th day of June, 2021.
DELAWARE GROUP INCOME FUNDS

By	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	June 25, 2021
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	June 25, 2021
Jerome D. Abernathy

Thomas L. Bennett	*	Chair and Trustee	June 25, 2021
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	June 25, 2021
Ann D. Borowiec

Joseph W. Chow	*	Trustee	June 25, 2021
Joseph W. Chow

John A. Fry	*	Trustee	June 25, 2021
John A. Fry

Frances A. Sevilla-Sacasa	*	Trustee	June 25, 2021
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	June 25, 2021
Thomas K. Whitford

Christianna Wood	*	Trustee	June 25, 2021
Christianna Wood

Janet L. Yeomans	*	Trustee	June 25, 2021
Janet L. Yeomans

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	June 25, 2021
Richard Salus		(Principal Financial Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Income Funds N-14)

Exhibit No.	Exhibit
EX-99.11.a	Opinion and Consent of Counsel (June 2021) relating to the Registrant
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Equity Funds IV
EX-99.14.b	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Government Fund
EX-99.14.c	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Income Funds
EX-99.14.d	Consent of Independent Registered Public Accounting Firm (June 2021) relating to Delaware Group Limited-Term Government Funds
EX-99.16.a	Powers of Attorney (May/June 2021)